UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21918

Oppenheimer Global Multi Strategies Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 8/31/2017

Item 1. Schedule of Investments.

CONSOLIDATED STATEMENT OF INVESTMENTS August 31, 2017 Unaudited

	Shares	Value
Common Stocks—51.9%
Consumer Discretionary—5.4%
Auto Components—0.3%
American Axle & Manufacturing Holdings, Inc.[1]	975	$ 14,245
Cooper Tire & Rubber Co.	433	14,549
Cooper-Standard Holdings, Inc.[1]	146	14,685
Dana, Inc.	1,128	27,151
Dorman Products, Inc.[1]	302	20,059
Fox Factory Holding Corp.[1]	285	11,400
Gentherm, Inc.[1]	354	11,027
GKN plc	8,380	34,578
Horizon Global Corp.[1]	218	3,749
LCI Industries	198	19,562
Modine Manufacturing Co.[1]	556	8,979
Motorcar Parts of America, Inc.[1]	156	4,098
Shiloh Industries, Inc.[1]	234	2,050
Standard Motor Products, Inc.	196	8,644
Stoneridge, Inc.[1]	310	5,134
Superior Industries International, Inc.	217	3,179
Tenneco, Inc.	468	25,366
Tower International, Inc.	203	4,557
Valeo SA	1,436	96,148
VOXX International Corp., Cl. A1	245	1,984
		331,144

Automobiles—0.1%
Ford Motor Co.	3,657	40,337
General Motors Co.	1,143	41,765
Winnebago Industries, Inc.	249	9,001
		91,103

Distributors—0.0%
Core-Mark Holding Co., Inc.	346	9,363
Weyco Group, Inc.	86	2,369
		11,732

Diversified Consumer Services—0.2%
Adtalem Global Education, Inc.	605	20,691
American Public Education, Inc.[1]	197	3,635
Ascent Capital Group, Inc., Cl. A1	93	923
Bridgepoint Education, Inc.[1]	366	3,232
Cambium Learning Group, Inc.[1]	519	3,041
Capella Education Co.	159	10,709
Career Education Corp.[1]	856	8,226
Carriage Services, Inc., Cl. A	153	3,747
Chegg, Inc.[1]	703	9,976
Collectors Universe, Inc.	97	2,331
Grand Canyon Education, Inc.[1]	556	45,620
Houghton Mifflin Harcourt Co.[1]	1,050	10,710
K12, Inc.[1]	447	8,010

1        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Diversified Consumer Services (Continued)
Laureate Education, Inc., Cl. A1	1,436	$ 21,023
Liberty Tax, Inc.	98	1,318
Regis Corp.[1]	374	4,967
Rentokil Initial plc	12,845	50,611
Sotheby’s1	419	18,800
Strayer Education, Inc.	110	8,801
Weight Watchers International, Inc.[1]	496	23,218
		259,589

Hotels, Restaurants & Leisure—1.8%
Accor SA	3,057	141,737
Belmond Ltd., Cl. A1	862	10,991
Biglari Holdings, Inc.[1]	18	5,360
BJ’s Restaurants, Inc.[1]	188	5,659
Bloomin’ Brands, Inc.	958	16,296
Bob Evans Farms, Inc.	170	11,693
Bojangles’, Inc.[1]	373	4,980
Boyd Gaming Corp.	928	24,536
Brinker International, Inc.	435	13,581
Buffalo Wild Wings, Inc.[1]	151	15,515
Caesars Acquisition Co., Cl. A1	1,129	21,056
Carnival plc	951	66,152
Carrols Restaurant Group, Inc.[1]	294	3,205
Century Casinos, Inc.[1]	273	1,870
Cheesecake Factory, Inc. (The)	419	17,359
Churchill Downs, Inc.	125	24,425
Chuy’s Holdings, Inc.[1]	139	2,613
ClubCorp Holdings, Inc.	32,069	545,173
Compass Group plc	2,270	48,465
Dave & Buster’s Entertainment, Inc.[1]	371	21,689
Del Frisco’s Restaurant Group, Inc.[1]	203	2,842
Del Taco Restaurants, Inc.[1]	336	4,731
Denny’s Corp.[1]	603	7,212
DineEquity, Inc.	159	6,320
Drive Shack, Inc.	570	1,539
El Pollo Loco Holdings, Inc.[1]	339	3,848
Eldorado Resorts, Inc.[1]	383	8,809
Fiesta Restaurant Group, Inc.[1]	273	4,750
Fogo de Chao, Inc.[1]	240	3,036
Golden Entertainment, Inc.[1]	185	4,203
Habit Restaurants, Inc. (The), Cl. A1	161	2,093
ILG, Inc.	1,071	28,274
InterContinental Hotels Group plc	787	39,406
International Speedway Corp., Cl. A	385	13,725
J Alexander’s Holdings, Inc.[1]	186	1,841
Jack in the Box, Inc.	259	24,248
La Quinta Holdings, Inc.[1]	964	15,231
Lindblad Expeditions Holdings, Inc.[1]	392	4,359
Marcus Corp. (The)	326	8,117

2        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Hotels, Restaurants & Leisure (Continued)
Marriott Vacations Worldwide Corp.	227	$ 26,414
McDonald’s Corp.	471	75,346
Merlin Entertainments plc[2]	8,559	51,073
Monarch Casino & Resort, Inc.[1]	133	4,731
Nathan’s Famous, Inc.[1]	35	2,049
Paddy Power Betfair plc	380	33,510
Papa John’s International, Inc.	305	22,811
Penn National Gaming, Inc.[1]	800	17,752
Pinnacle Entertainment, Inc.[1]	489	9,535
Planet Fitness, Inc., Cl. A	618	15,679
Potbelly Corp.[1]	207	2,484
RCI Hospitality Holdings, Inc.	85	1,981
Red Lion Hotels Corp.[1]	200	1,400
Red Robin Gourmet Burgers, Inc.[1]	116	6,612
Red Rock Resorts, Inc., Cl. A	539	12,181
Ruby Tuesday, Inc.[1]	499	1,073
Ruth’s Hospitality Group, Inc.	359	7,018
Scientific Games Corp., Cl. A1	521	18,339
SeaWorld Entertainment, Inc.	7,500	97,350
Shake Shack, Inc., Cl. A1	225	6,957
Sodexo SA	1,238	144,570
Sonic Corp.	389	9,106
Speedway Motorsports, Inc.	384	7,991
Starbucks Corp.	734	40,267
Texas Roadhouse, Inc., Cl. A	632	29,988
TUI AG	2,268	38,388
Whitbread plc	874	42,453
Wingstop, Inc.	247	8,005
Zoe’s Kitchen, Inc.[1]	170	2,188
		1,924,190

Household Durables—0.3%
AV Homes, Inc.[1]	232	3,584
Bassett Furniture Industries, Inc.	119	4,266
Beazer Homes USA, Inc.[1]	287	4,279
Cavco Industries, Inc.[1]	98	13,186
Century Communities, Inc.[1]	177	3,991
CSS Industries, Inc.	74	1,982
Ethan Allen Interiors, Inc.	231	6,757
Flexsteel Industries, Inc.	82	3,731
Green Brick Partners, Inc.[1]	414	3,912
Helen of Troy Ltd.[1]	211	19,053
Hooker Furniture Corp.	123	4,951
Hovnanian Enterprises, Inc., Cl. A1	1,553	2,827
Installed Building Products, Inc.[1]	259	14,944
iRobot Corp.[1]	181	17,271
KB Home	820	17,548
La-Z-Boy, Inc.	386	9,206
Libbey, Inc.	162	1,324

3        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Household Durables (Continued)
Lifetime Brands, Inc.	152	$ 2,645
M/I Homes, Inc.[1]	229	5,633
MDC Holdings, Inc.	441	13,781
Meritage Homes Corp.[1]	346	14,082
NACCO Industries, Inc., Cl. A	61	4,423
New Home Co., Inc. (The)[1]	242	2,498
PICO Holdings, Inc.[1]	206	3,348
Taylor Morrison Home Corp., Cl. A1	603	12,193
Taylor Wimpey plc	51,145	132,667
TopBuild Corp.[1]	312	18,517
TRI Pointe Group, Inc.[1]	1,243	15,836
Universal Electronics, Inc.[1]	117	6,850
William Lyon Homes, Cl. A1	282	6,765
ZAGG, Inc.[1]	237	2,986
		375,036

Internet & Catalog Retail—0.2%
1-800-Flowers.com, Inc., Cl. A1	547	4,923
Amazon.com, Inc.[1]	57	55,894
FTD Cos., Inc.[1]	231	3,093
Gaia, Inc., Cl. A1	117	1,305
Groupon, Inc., Cl. A1	4,756	21,117
HSN, Inc.	349	12,808
Liberty TripAdvisor Holdings, Inc., Cl. A1	807	10,773
Nutrisystem, Inc.	232	12,598
Overstock.com, Inc.[1]	211	4,631
PetMed Express, Inc.	145	5,259
Priceline Group, Inc. (The)[1]	24	44,450
Shutterfly, Inc.[1]	267	12,170
		189,021

Leisure Products—0.1%
Acushnet Holdings Corp.	662	10,883
American Outdoor Brands Corp.[1]	478	7,801
Callaway Golf Co.	780	10,873
Clarus Corp.[1]	254	1,842
Escalade, Inc.	126	1,518
Johnson Outdoors, Inc., Cl. A	79	5,040
Malibu Boats, Inc., Cl. A1	134	3,614
Marine Products Corp.	311	4,846
MCBC Holdings, Inc.[1]	215	3,685
Nautilus, Inc.[1]	277	4,529
Vista Outdoor, Inc.[1]	404	8,282
		62,913

Media—0.8%
AMC Entertainment Holdings, Inc., Cl. A	1,208	16,187
Beasley Broadcast Group, Inc., Cl. A	223	2,219
Central European Media Enterprises Ltd., Cl. A1	1,102	4,573

4        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Media (Continued)
Clear Channel Outdoor Holdings, Inc., Cl. A	2,871	$ 11,053
Comcast Corp., Cl. A	817	33,178
Daily Journal Corp.[1]	11	2,309
Emerald Expositions Events, Inc.	141	3,065
Entravision Communications Corp., Cl. A	1,000	5,550
Eros International plc[1]	575	5,606
EW Scripps Co. (The), Cl. A1	618	11,050
Gannett Co., Inc.	915	7,768
Global Eagle Entertainment, Inc.[1]	796	2,460
Gray Television, Inc.[1]	555	7,937
Hemisphere Media Group, Inc., Cl. A1	331	4,287
IMAX Corp.[1]	551	10,276
Informa plc	6,211	55,500
ITV plc	23,844	48,920
Liberty Media Corp.-Liberty Braves[1]	389	9,519
Liberty Media Corp.-Liberty Braves[1]	388	9,471
Loral Space & Communications, Inc.[1]	229	10,397
MDC Partners, Inc., Cl. A1	442	4,508
Media General, Inc.[1,3,4]	958	58
Meredith Corp.	369	20,055
MSG Networks, Inc., Cl. A1	652	13,985
National CineMedia, Inc.	521	2,819
New Media Investment Group, Inc.	426	5,875
New York Times Co. (The), Cl. A	1,246	23,238
Nexstar Media Group, Inc., Cl. A	357	21,491
Publicis Groupe SA	2,119	143,147
Reading International, Inc., Cl. A1	255	4,019
RELX plc	2,712	59,329
Saga Communications, Inc., Cl. A	58	2,369
Salem Media Group, Inc., Cl. A	282	1,706
Scholastic Corp.	305	12,026
Sinclair Broadcast Group, Inc., Cl. A	775	23,444
Sky plc	2	25
Time Warner, Inc.	990	100,089
Time, Inc.	840	11,046
Townsquare Media, Inc., Cl. A1	186	1,856
tronc, Inc.[1]	274	3,976
Twenty-First Century Fox, Inc., Cl. A	1,029	28,390
Twenty-First Century Fox, Inc., Cl. B	1,100	29,810
Walt Disney Co. (The)	516	52,219
World Wrestling Entertainment, Inc., Cl. A	609	13,276
WPP plc	2,166	39,751
		879,832

Multiline Retail—0.2%
Big Lots, Inc.	355	16,898
Dillard’s, Inc., Cl. A	189	11,491
Marks & Spencer Group plc	8,882	36,742
Next plc	592	31,628

5        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Multiline Retail (Continued)
Ollie’s Bargain Outlet Holdings, Inc.[1]	482	$ 20,172
Target Corp.	1,565	85,339
		202,270

Specialty Retail—1.0%
Aaron’s, Inc.	492	21,781
Abercrombie & Fitch Co., Cl. A	712	9,071
American Eagle Outfitters, Inc.	1,491	17,817
America’s Car-Mart, Inc.[1]	63	2,419
Asbury Automotive Group, Inc.[1]	181	9,747
Ascena Retail Group, Inc.[1]	1,483	3,025
At Home Group, Inc.[1]	512	12,544
Barnes & Noble Education, Inc.[1]	566	2,932
Barnes & Noble, Inc.	559	4,332
Big 5 Sporting Goods Corp.	223	1,706
Boot Barn Holdings, Inc.[1]	194	1,571
Build-A-Bear Workshop, Inc.[1]	144	1,325
Caleres, Inc.	363	9,794
Camping World Holdings, Inc., Cl. A	151	5,549
Cato Corp. (The), Cl. A	221	2,908
Chico’s FAS, Inc.	1,104	8,479
Children’s Place, Inc. (The)	140	14,861
Citi Trends, Inc.	119	2,157
Container Store Group, Inc. (The)[1]	440	1,786
DSW, Inc., Cl. A	652	12,082
Express, Inc.[1]	726	4,625
Finish Line, Inc. (The), Cl. A	342	2,849
Five Below, Inc.[1]	466	22,168
Francesca’s Holdings Corp.[1]	346	2,512
Genesco, Inc.[1]	171	3,617
Group 1 Automotive, Inc.	189	11,344
Guess?, Inc.	675	10,516
Haverty Furniture Cos., Inc.	196	4,596
Hibbett Sports, Inc.[1]	232	2,854
Home Depot, Inc. (The)	379	56,801
Kingfisher plc	13,414	51,886
Kirkland’s, Inc.[1]	145	1,672
Lithia Motors, Inc., Cl. A	190	20,520
Lowe’s Cos., Inc.	416	30,738
Lumber Liquidators Holdings, Inc.[1]	238	8,932
MarineMax, Inc.[1]	263	4,247
Monro, Inc.	243	11,591
Office Depot, Inc.	4,110	17,632
Party City Holdco, Inc.[1]	1,110	15,485
Pier 1 Imports, Inc.	793	3,323
Select Comfort Corp.[1]	357	10,542
Shoe Carnival, Inc.	165	3,317
Sonic Automotive, Inc., Cl. A	389	7,041
Sportsman’s Warehouse Holdings, Inc.[1]	420	1,743

6        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Specialty Retail (Continued)
Staples, Inc.	52,593	$ 537,238
Tailored Brands, Inc.	361	4,267
Tesco plc[1]	26,734	62,579
Tile Shop Holdings, Inc.	607	9,135
Tilly’s, Inc., Cl. A	319	3,512
Vitamin Shoppe, Inc.[1]	209	1,118
West Marine, Inc.	208	2,698
Winmark Corp.	34	4,483
Zumiez, Inc.[1]	203	2,527
		1,083,994

Textiles, Apparel & Luxury Goods—0.4%
Burberry Group plc	1,630	37,923
Columbia Sportswear Co.	553	31,681
Crocs, Inc.[1]	596	5,322
Culp, Inc.	146	4,234
Deckers Outdoor Corp.[1]	279	17,828
Delta Apparel, Inc.[1]	66	1,295
Fossil Group, Inc.[1]	369	3,059
G-III Apparel Group Ltd.[1]	386	10,615
Iconix Brand Group, Inc.[1]	490	2,739
Kering	378	141,984
LVMH Moet Hennessy Louis Vuitton SE	465	122,061
Movado Group, Inc.	195	5,411
NIKE, Inc., Cl. B	740	39,079
Oxford Industries, Inc.	138	7,978
Perry Ellis International, Inc.[1]	129	2,816
Sequential Brands Group, Inc.[1]	650	1,983
Steven Madden Ltd.[1]	482	20,437
Superior Uniform Group, Inc.	122	2,686
Unifi, Inc.[1]	187	5,812
Vera Bradley, Inc.[1]	291	2,631
Wolverine World Wide, Inc.	797	20,961
		488,535

Consumer Staples—3.4%
Beverages—0.5%
Boston Beer Co., Inc. (The), Cl. A1	84	12,516
Coca-Cola Bottling Co. Consolidated	74	15,806
Coca-Cola Co. (The)	1,987	90,508
Coca-Cola HBC AG1	1,923	65,798
Craft Brew Alliance, Inc.[1]	154	2,679
Diageo plc	2,059	68,976
MGP Ingredients, Inc.	120	6,748
National Beverage Corp.	353	41,022
PepsiCo, Inc.	663	76,729
Pernod Ricard SA	1,291	176,529

7        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Beverages (Continued)
Primo Water Corp.[1]	252	$ 2,759
		560,070

Food & Staples Retailing—0.5%
Andersons, Inc. (The)	233	7,421
Carrefour SA	8,970	180,983
Chefs’ Warehouse, Inc. (The)[1]	196	3,381
Costco Wholesale Corp.	339	53,135
CVS Health Corp.	417	32,251
Ingles Markets, Inc., Cl. A	184	4,039
J Sainsbury plc	14,365	43,743
Natural Grocers by Vitamin Cottage, Inc.[1]	175	983
Performance Food Group Co.[1]	790	21,962
PriceSmart, Inc.	262	21,288
Smart & Final Stores, Inc.[1]	648	4,568
SpartanNash Co.	293	7,220
SUPERVALU, Inc.[1]	292	5,837
United Natural Foods, Inc.[1]	399	13,865
Village Super Market, Inc., Cl. A	112	2,591
Walgreens Boots Alliance, Inc.	643	52,405
Wal-Mart Stores, Inc.	906	70,731
Weis Markets, Inc.	229	10,124
Wm Morrison Supermarkets plc	17,558	55,877
		592,404

Food Products—1.2%
Admiral Group plc	2,390	59,703
Alico, Inc.	71	2,272
Associated British Foods plc	1,802	77,434
B&G Foods, Inc.	541	16,500
Calavo Growers, Inc.	135	9,065
Danone SA	2,011	158,514
Darling Ingredients, Inc.[1]	1,319	22,951
Dean Foods Co.	853	9,383
Farmer Brothers Co.[1]	135	4,394
Fresh Del Monte Produce, Inc.	419	19,689
Freshpet, Inc.[1]	274	4,343
Hain Celestial Group, Inc. (The)[1]	15,832	636,763
Hostess Brands, Inc., Cl. A1	861	11,486
J&J Snack Foods Corp.	156	19,888
John B Sanfilippo & Son, Inc.	92	5,709
Kraft Heinz Co. (The)	605	48,854
Lancaster Colony Corp.	299	34,825
Landec Corp.[1]	273	3,549
Limoneira Co.	124	2,778
Mondelez International, Inc., Cl. A	828	33,666
Omega Protein Corp.	208	3,286
Sanderson Farms, Inc.	167	24,636
Seneca Foods Corp., Cl. A1	116	3,457

8        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Food Products (Continued)
Snyder’s-Lance, Inc.	796	$ 28,274
Tootsie Roll Industries, Inc.	493	18,414
Unilever plc	999	58,411
		1,318,244

Household Products—0.4%
Central Garden & Pet Co.[1]	424	14,946
Central Garden & Pet Co., Cl. A1	549	18,715
Colgate-Palmolive Co.	2,223	159,256
HRG Group, Inc.[1]	2,337	36,901
Oil-Dri Corp. of America	57	2,320
Procter & Gamble Co. (The)	871	80,367
Reckitt Benckiser Group plc	628	59,574
WD-40 Co.	120	13,074
		385,153

Personal Products—0.6%
elf Beauty, Inc.[1]	405	8,379
Inter Parfums, Inc.	244	9,626
L’Oreal SA	582	123,038
Medifast, Inc.	126	7,134
Nature’s Sunshine Products, Inc.	164	1,730
Peugeot SA	5,545	117,217
Revlon, Inc., Cl. A1	20,256	342,326
USANA Health Sciences, Inc.[1]	228	13,498
		622,948

Tobacco—0.2%
Altria Group, Inc.	690	43,746
British American Tobacco plc	684	42,652
Imperial Brands plc	1,247	51,572
Philip Morris International, Inc.	414	48,409
Turning Point Brands, Inc.[1]	155	2,666
Universal Corp.	212	12,126
Vector Group Ltd.	1,135	24,516
		225,687

Energy—2.3%
Energy Equipment & Services—0.6%
Archrock, Inc.	612	6,242
Atwood Oceanics, Inc.[1]	691	4,540
Basic Energy Services, Inc.[1]	9,620	136,989
Bristow Group, Inc.	303	2,497
C&J Energy Services, Inc.[1]	493	12,453
Dril-Quip, Inc.[1]	343	12,880
Ensco plc, Cl. A	2,455	10,434
Era Group, Inc.[1]	190	1,674
Exterran Corp.[1]	376	10,430
Fairmount Santrol Holdings, Inc.[1]	2,477	7,580

9        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Energy Equipment & Services (Continued)
Forum Energy Technologies, Inc.[1]	941	$ 10,916
Geospace Technologies Corp.[1]	100	1,509
Gulf Island Fabrication, Inc.	125	1,400
Halliburton Co.	1,108	43,179
Helix Energy Solutions Group, Inc.[1]	1,054	6,609
Independence Contract Drilling, Inc.[1]	315	1,014
Keane Group, Inc.[1]	891	11,538
Mammoth Energy Services, Inc.[1]	394	5,429
Matrix Service Co.[1]	199	2,358
McDermott International, Inc.[1]	2,490	15,289
Natural Gas Services Group, Inc.[1]	139	3,280
NCS Multistage Holdings, Inc.[1]	421	8,319
Newpark Resources, Inc.[1]	624	5,023
Noble Corp. plc[1]	1,834	5,979
Oil States International, Inc.[1]	462	10,048
Parker Drilling Co.[1]	1,282	1,410
Pearson plc	6,352	49,813
PHI, Inc.[1]	172	1,890
Pioneer Energy Services Corp.[1]	785	1,335
ProPetro Holding Corp.[1]	738	8,494
RigNet, Inc.[1]	126	2,016
Rowan Cos. plc, Cl. A1	916	8,931
Schlumberger Ltd.	1,030	65,415
SEACOR Holdings, Inc.[1]	145	5,564
SEACOR Marine Holdings, Inc.[1]	204	2,613
Smart Sand, Inc.[1]	452	2,698
Superior Energy Services, Inc.[1]	1,229	10,127
TechnipFMC plc[1]	533	13,675
Tesco Corp.[1]	374	1,646
TETRA Technologies, Inc.[1]	951	1,959
Unit Corp.[1]	449	7,148
US Silica Holdings, Inc.	818	22,258
Vantage Drilling International[1]	447	83,813
Willbros Group, Inc.[1]	629	1,384
		629,798

Oil, Gas & Consumable Fuels—1.7%
Abraxas Petroleum Corp.[1]	1,235	2,100
Adams Resources & Energy, Inc.	50	1,734
Arch Coal, Inc., Cl. A	297	23,721
Ardmore Shipping Corp.[1]	281	2,276
Bill Barrett Corp.[1]	574	1,716
Bonanza Creek Energy, Inc.[1]	4	104
BP plc	6,928	40,011
Callon Petroleum Co.[1]	1,560	16,162
Carrizo Oil & Gas, Inc.[1]	602	8,091
Chevron Corp.	552	59,406
Clean Energy Fuels Corp.[1]	1,202	2,861
Cloud Peak Energy, Inc.[1]	635	1,994

10        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
ConocoPhillips	977	$ 42,656
Contango Oil & Gas Co.[1]	231	1,060
Delek US Holdings, Inc.	520	12,854
Denbury Resources, Inc.[1]	3,456	3,663
DHT Holdings, Inc.	782	2,933
Dorian LPG Ltd.[1]	518	3,554
Eclipse Resources Corp.[1]	2,203	5,133
Energen Corp.[1]	4,758	243,990
EQT Corp.	6,886	429,273
Evolution Petroleum Corp.	340	2,363
Exxon Mobil Corp.	1,082	82,589
GasLog Ltd.	554	9,307
Gastar Exploration, Inc.[1]	1,278	754
Genco Shipping & Trading Ltd.[1]	265	3,686
Gener8 Maritime, Inc.[1]	731	3,290
Green Plains, Inc.	333	6,177
Halcon Resources Corp.[1]	5,894	36,484
Hallador Energy Co.	275	1,595
International Seaways, Inc.[1]	230	4,241
Jagged Peak Energy, Inc.[1]	1,662	21,290
Kinder Morgan, Inc.	2,176	42,062
Matador Resources Co.[1]	730	17,213
Midstates Petroleum Co., Inc.[1]	185	2,681
Navios Maritime Acquisition Corp.	1,299	1,637
Oasis Petroleum, Inc.[1]	2,035	14,856
Occidental Petroleum Corp.	765	45,671
Overseas Shipholding Group, Inc., Cl. A1	528	1,193
Pacific Ethanol, Inc.[1]	363	1,815
Panhandle Oil & Gas, Inc., Cl. A	145	3,060
Par Pacific Holdings, Inc.[1]	382	6,803
PDC Energy, Inc.[1]	498	19,586
Peabody Energy Corp.[1]	984	28,536
Penn Virginia Corp.[1]	119	4,582
Renault SA	2,077	184,002
Renewable Energy Group, Inc.[1]	331	4,005
Resolute Energy Corp.[1]	163	4,817
REX American Resources Corp.[1]	52	4,504
Ring Energy, Inc.[1]	405	4,828
Royal Dutch Shell plc, Cl. A	1,808	49,763
Royal Dutch Shell plc, Cl. B	1,710	47,791
Safe Bulkers, Inc.[1]	746	2,417
SandRidge Energy, Inc.[1]	1,393	23,988
Scorpio Bulkers, Inc.[1]	616	4,959
Scorpio Tankers, Inc.	1,547	6,296
SemGroup Corp., Cl. A	547	14,058
SRC Energy, Inc.[1]	1,315	10,375
Stone Energy Corp.[1]	141	3,412
Teekay Tankers Ltd., Cl. A	1,431	2,018
TOTAL SA	4,004	207,171

11        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Ultra Petroleum Corp.[1]	699	$ 5,445
W&T Offshore, Inc.[1]	1,140	2,177
Westmoreland Coal Co.[1]	174	405
WildHorse Resource Development Corp.[1]	728	7,943
		1,857,137

Financials—11.3%
Capital Markets—1.2%
3i Group plc	4,040	50,671
Arlington Asset Investment Corp., Cl. A	228	2,946
Artisan Partners Asset Management, Inc., Cl. A	376	11,543
Associated Capital Group, Inc., Cl. A	203	6,973
AXA SA	5,344	155,190
B. Riley Financial, Inc.	152	2,493
Bank of New York Mellon Corp. (The)	877	45,850
BlackRock, Inc., Cl. A	72	30,169
Cohen & Steers, Inc.	387	14,644
Cowen, Inc., Cl. A1	230	3,737
Diamond Hill Investment Group, Inc.	29	5,694
Donnelley Financial Solutions, Inc.[1]	269	5,759
Evercore, Inc., Cl. A	306	23,088
Financial Engines, Inc.	495	16,360
Fortress Investment Group LLC, Cl. A5	66,712	531,027
GAIN Capital Holdings, Inc.	367	2,312
GAMCO Investors, Inc., Cl. A	234	6,896
Goldman Sachs Group, Inc. (The)	117	26,178
Greenhill & Co., Inc.	266	4,003
Hamilton Lane, Inc., Cl. A	154	3,610
Houlihan Lokey, Inc., Cl. A	520	18,746
INTL. FCStone, Inc.[1]	196	6,956
Investment Technology Group, Inc.	264	5,304
KKR & Co. LP5	6,157	117,045
Ladenburg Thalmann Financial Services, Inc.[1]	1,733	4,454
Medley Management, Inc., Cl. A	48	298
Moelis & Co., Cl. A	209	8,235
Morgan Stanley	611	27,800
OM Asset Management plc	1,233	17,422
Oppenheimer Holdings, Inc., Cl. A	114	1,852
Piper Jaffray Cos.	135	7,486
PJT Partners, Inc., Cl. A	187	7,229
Pzena Investment Management, Inc., Cl. A	138	1,366
Safeguard Scientifics, Inc.[1]	169	2,062
Schroders plc	1,314	57,203
Silvercrest Asset Management Group, Inc., Cl. A	94	1,151
Stifel Financial Corp.	512	24,448
Value Line, Inc.	83	1,325
Virtus Investment Partners, Inc.	55	5,830
Waddell & Reed Financial, Inc., Cl. A	633	11,780
Westwood Holdings Group, Inc.	71	4,340

12        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Capital Markets (Continued)
WisdomTree Investments, Inc.	1,104	$ 10,124
		1,291,599

Commercial Banks—2.6%
1st Source Corp.	210	9,801
Access National Corp.	89	2,286
ACNB Corp.	54	1,412
Allegiance Bancshares, Inc.[1]	111	3,780
American National Bankshares, Inc.	70	2,555
Ameris Bancorp	324	14,272
Ames National Corp.	80	2,168
Arrow Financial Corp.	108	3,488
Atlantic Capital Bancshares, Inc.[1]	209	3,752
Banc of California, Inc.	436	8,088
BancFirst Corp.	256	12,902
Banco Latinoamericano de Comercio Exterior SA, Cl. E	339	9,139
Bancorp, Inc. (The)[1]	452	3,548
BancorpSouth, Inc.	765	22,223
Bank of America Corp.	1,102	26,327
Bank of Commerce Holdings	144	1,519
Bank of Marin Bancorp	47	3,076
Bank of NT Butterfield & Son Ltd. (The)	444	14,599
Bankwell Financial Group, Inc.	80	2,712
Banner Corp.	355	19,568
Bar Harbor Bankshares	141	3,703
Barclays plc	17,780	43,967
BCB Bancorp, Inc.	95	1,349
Berkshire Hills Bancorp, Inc.	417	14,095
Blue Hills Bancorp, Inc.	210	3,927
BNP Paribas SA	1,437	109,456
Boston Private Financial Holdings, Inc.	696	10,231
Bridge Bancorp, Inc.	167	5,160
Brookline Bancorp, Inc.	627	8,997
Bryn Mawr Bank Corp.	141	5,774
C&F Financial Corp.	36	1,687
Cadence BanCorp, Cl. A1	654	13,629
Camden National Corp.	131	5,109
Capital Bank Financial Corp., Cl. A	568	21,357
Capital City Bank Group, Inc.	177	3,662
Capstar Financial Holdings, Inc.[1]	94	1,630
Carolina Financial Corp.	129	4,390
Cathay General Bancorp	670	23,631
CenterState Banks, Inc.	494	12,088
Central Pacific Financial Corp.	339	9,831
Central Valley Community Bancorp	134	2,636
Century Bancorp, Inc., Cl. A	48	3,206
Chemical Financial Corp.	592	26,883
Citigroup, Inc.	687	46,737
Citizens & Northern Corp.	102	2,289

13        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Banks (Continued)
City Holding Co.	130	$ 8,233
Civista Bancshares, Inc.	86	1,738
CNB Financial Corp.	115	2,778
CoBiz Financial, Inc.	342	5,831
Codorus Valley Bancorp, Inc.	93	2,330
Columbia Banking System, Inc.	483	17,953
Community Bank System, Inc.	425	21,870
Community Bankers Trust Corp.[1]	175	1,470
Community Financial Corp. (The)	40	1,400
Community Trust Bancorp, Inc.	148	6,297
ConnectOne Bancorp, Inc.	266	6,065
County Bancorp, Inc.	53	1,589
Credit Agricole SA	6,298	111,138
CU Bancorp[1]	190	6,773
Customers Bancorp, Inc.[1]	241	6,791
CVB Financial Corp.	950	19,665
Eagle Bancorp, Inc.[1]	378	23,512
Enterprise Bancorp, Inc.	101	3,231
Enterprise Financial Services Corp.	201	7,678
Equity Bancshares, Inc., Cl. A1	90	3,073
Evans Bancorp, Inc.	39	1,611
Farmers Capital Bank Corp.	64	2,397
Farmers National Banc Corp.	236	3,233
FB Financial Corp.[1]	253	8,792
FCB Financial Holdings, Inc., Cl. A1	356	15,522
Fidelity Southern Corp.	237	5,181
Financial Institutions, Inc.	167	4,542
First BanCorp (Puerto Rico)[1]	1,767	10,037
First Bancorp (Southern Pines NC)	204	6,312
First Bancorp, Inc. (Maine)	90	2,343
First Busey Corp.	418	12,059
First Business Financial Services, Inc.	78	1,662
First Citizens BancShares, Inc., Cl. A	101	34,392
First Commonwealth Financial Corp.	1,034	13,039
First Community Bancshares, Inc.	142	3,655
First Connecticut Bancorp, Inc. (Farmington CT)	132	3,267
First Financial Bancorp	557	13,340
First Financial Bankshares, Inc.	556	22,268
First Financial Corp.	104	4,514
First Financial Northwest, Inc.	118	1,888
First Foundation, Inc.[1]	268	4,543
First Internet Bancorp	46	1,463
First Interstate BancSystem, Inc., Cl. A	626	22,035
First Merchants Corp.	467	18,339
First Mid-Illinois Bancshares, Inc.	128	4,439
First Midwest Bancorp, Inc.	893	18,824
First Northwest Bancorp[1]	136	2,157
First of Long Island Corp. (The)	204	5,457
Flushing Financial Corp.	310	8,475

14        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Commercial Banks (Continued)
Franklin Financial Network, Inc.[1]	130	$ 4,251
Fulton Financial Corp.	1,506	26,280
German American Bancorp, Inc.	181	5,890
Glacier Bancorp, Inc.	677	22,483
Great Southern Bancorp, Inc.	158	7,868
Great Western Bancorp, Inc.	509	18,283
Green Bancorp, Inc.[1]	265	5,313
Guaranty Bancorp	240	6,192
Guaranty Bancshares, Inc.	96	2,903
Hancock Holding Co.	747	32,831
Hanmi Financial Corp.	266	7,102
HarborOne Bancorp, Inc.[1]	274	4,710
Heartland Financial USA, Inc.	221	10,055
Heritage Commerce Corp.	313	4,194
Heritage Financial Corp.	241	6,302
Hilltop Holdings, Inc.	1,100	26,037
Home BancShares, Inc.	1,189	27,716
HomeTrust Bancshares, Inc.[1]	209	4,849
Hope Bancorp, Inc.	1,185	19,126
Horizon Bancorp	183	4,789
HSBC Holdings plc	18,805	182,752
IBERIABANK Corp.	426	32,632
Independent Bank Corp.	239	4,876
Independent Bank Corp. (Rockland MA)	212	14,692
Independent Bank Group, Inc.	227	12,633
International Bancshares Corp.	713	25,632
Investors Bancorp, Inc.	2,569	33,628
JPMorgan Chase & Co.	381	34,629
Lakeland Bancorp, Inc.	382	7,067
Lakeland Financial Corp.	207	8,996
LegacyTexas Financial Group, Inc.	391	14,072
Live Oak Bancshares, Inc.	275	6,146
Lloyds Banking Group plc	119,743	98,495
Macatawa Bank Corp.	278	2,660
MainSource Financial Group, Inc.	267	8,739
MB Financial, Inc.	748	29,748
MBT Financial Corp.	252	2,558
Mercantile Bank Corp.	135	4,103
Midland States Bancorp, Inc.	167	5,100
MidSouth Bancorp, Inc.	139	1,647
MidWestOne Financial Group, Inc.	100	3,288
MutualFirst Financial, Inc.	62	2,182
National Bank Holdings Corp., Cl. A	215	6,919
National Commerce Corp.[1]	115	4,571
NBT Bancorp, Inc.	368	12,081
Nicolet Bankshares, Inc.[1]	82	4,481
Northeast Bancorp	69	1,490
Northrim BanCorp, Inc.	60	1,791
OFG Bancorp	362	3,149

15        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Banks (Continued)
Old Line Bancshares, Inc.	94	$ 2,585
Old National Bancorp	1,188	19,424
Old Second Bancorp, Inc.	239	2,737
Opus Bank[1]	315	7,056
Orrstown Financial Services, Inc.	83	2,029
Pacific Continental Corp.	249	5,914
Pacific Mercantile Bancorp[1]	214	1,819
Pacific Premier Bancorp, Inc.[1]	341	12,071
Paragon Commercial Corp.[1]	45	2,333
Park National Corp.	133	12,846
Park Sterling Corp.	451	5,128
Peapack Gladstone Financial Corp.	146	4,449
Penns Woods Bancorp, Inc.	37	1,588
Peoples Bancorp, Inc.	149	4,628
Peoples Financial Services Corp.	63	2,618
People’s Utah Bancorp	189	5,169
Preferred Bank (Los Angeles CA)	115	6,187
Premier Financial Bancorp, Inc.	126	2,381
QCR Holdings, Inc.	148	6,468
Renasant Corp.	380	15,135
Republic Bancorp, Inc., Cl. A	224	7,970
Republic First Bancorp, Inc.[1]	490	4,140
Royal Bank of Scotland Group plc[1]	29,982	97,733
S&T Bancorp, Inc.	274	9,848
Sandy Spring Bancorp, Inc.	202	7,791
Seacoast Banking Corp. of Florida[1]	489	11,183
ServisFirst Bancshares, Inc.	445	15,179
Shore Bancshares, Inc.	135	2,226
Sierra Bancorp	135	3,417
Simmons First National Corp., Cl. A	259	13,520
SmartFinancial, Inc.[1]	65	1,501
Societe Generale SA	1,793	100,484
South State Corp.	248	20,398
Southern First Bancshares, Inc.[1]	61	2,156
Southern National Bancorp of Virginia, Inc.	206	3,450
Southside Bancshares, Inc.	244	7,971
Southwest Bancorp, Inc.	151	3,813
Standard Chartered plc[1]	6,913	68,780
State Bank Financial Corp.	319	8,572
Sterling Bancorp	1,131	25,391
Stock Yards Bancorp, Inc.	204	7,099
Stonegate Bank	126	6,074
Summit Financial Group, Inc.	103	2,255
Sun Bancorp, Inc.	160	3,736
Sunshine Bancorp, Inc.[1]	62	1,339
Texas Capital Bancshares, Inc.[1]	406	30,145
Tompkins Financial Corp.	125	9,490
Towne Bank (Portsmouth VA)	508	15,596
TriCo Bancshares	238	8,468

16        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Commercial Banks (Continued)
TriState Capital Holdings, Inc.[1]	260	$ 5,434
Triumph Bancorp, Inc.[1]	130	3,666
Trustmark Corp.	564	16,706
Two River Bancorp	71	1,294
UMB Financial Corp.	444	29,801
Umpqua Holdings Corp.	1,806	31,605
Union Bankshares Corp.	397	12,438
United Bankshares, Inc.	987	33,114
United Community Banks, Inc.	589	15,379
Univest Corp. of Pennsylvania	217	6,326
US Bancorp	718	36,798
Valley National Bancorp	2,173	24,316
Veritex Holdings, Inc.[1]	125	3,301
Washington Trust Bancorp, Inc.	135	6,919
WashingtonFirst Bankshares, Inc.	144	4,877
Wells Fargo & Co.	697	35,596
WesBanco, Inc.	377	14,318
West Bancorporation, Inc.	182	3,995
Westamerica Bancorporation	223	11,496
Wintrust Financial Corp.	468	34,075
Xenith Bankshares, Inc.[1]	212	6,074
		2,845,589

Consumer Finance—0.2%
American Express Co.	494	42,533
Capital One Financial Corp.	335	26,669
Elevate Credit, Inc.[1]	332	2,102
Encore Capital Group, Inc.[1]	213	8,595
Enova International, Inc.[1]	285	3,391
EZCORP, Inc., Cl. A1	444	4,018
FirstCash, Inc.	401	23,539
Green Dot Corp., Cl. A1	393	18,935
LendingClub Corp.[1]	3,625	22,439
Nelnet, Inc., Cl. A	335	15,889
PRA Group, Inc.[1]	372	10,751
Regional Management Corp.[1]	95	2,085
World Acceptance Corp.[1]	72	5,387
		186,333

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc., Cl. B1	238	43,116
FNFV Group[1]	2,569	43,288
Marlin Business Services Corp.	100	2,610
NewStar Financial, Inc.	336	3,602
On Deck Capital, Inc.[1]	650	3,139
Tiptree, Inc.	243	1,555
		97,310

17        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Insurance—2.7%
Allstate Corp. (The)	834	$ 75,477
Ambac Financial Group, Inc.[1]	318	5,784
American Equity Investment Life Holding Co.	720	19,987
American International Group, Inc.	949	57,396
AMERISAFE, Inc.	157	8,447
AmTrust Financial Services, Inc.	1,342	16,641
Argo Group International Holdings Ltd.	332	19,986
Atlas Financial Holdings, Inc.[1]	96	1,618
Aviva plc	8,871	59,979
Baldwin & Lyons, Inc., Cl. B	172	3,767
Blue Capital Reinsurance Holdings Ltd.	91	1,711
Brighthouse Financial, Inc.[1]	47	2,682
CNO Financial Group, Inc.	1,682	37,593
Crawford & Co., Cl. B	482	4,781
Direct Line Insurance Group plc	13,063	64,173
Donegal Group, Inc., Cl. A	306	4,691
eHealth, Inc.[1]	6,619	160,709
EMC Insurance Group, Inc.	232	6,468
Employers Holdings, Inc.	345	14,542
Enstar Group Ltd.[1]	157	32,585
FBL Financial Group, Inc., Cl. A	187	12,716
Federated National Holding Co.	112	1,741
Fidelity & Guaranty Life	18,091	565,344
Genworth Financial, Inc., Cl. A1	5,980	20,511
Global Indemnity Ltd.[1]	145	5,861
Greenlight Capital Re Ltd., Cl. A1	303	6,742
Hallmark Financial Services, Inc.[1]	203	2,081
HCI Group, Inc.	78	3,041
Heritage Insurance Holdings, Inc.	243	2,765
Horace Mann Educators Corp.	345	12,127
Independence Holding Co.	125	2,713
Infinity Property & Casualty Corp.	113	9,995
Investors Title Co.	17	2,990
James River Group Holdings Ltd.	317	12,642
Kemper Corp.	418	20,022
Kingstone Cos., Inc.	82	1,234
Kinsale Capital Group, Inc.	166	6,283
Legal & General Group plc	19,119	64,305
Maiden Holdings Ltd.	717	5,198
MBIA, Inc.[1]	998	10,040
MetLife, Inc.	527	24,679
National General Holdings Corp.	877	15,058
National Western Life Group, Inc., Cl. A	28	9,363
Navigators Group, Inc. (The)	309	17,242
Old Mutual plc	15,494	41,562
OneBeacon Insurance Group Ltd., Cl. A	30,387	553,651
Primerica, Inc.	353	27,022
Provident Financial plc	1,587	18,146
Prudential plc	1,999	46,960

18        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Insurance (Continued)
RLI Corp.	343	$ 18,357
RSA Insurance Group plc	6,637	57,216
Safety Insurance Group, Inc.	160	11,424
Selective Insurance Group, Inc.	478	24,091
St James’s Place plc	2,533	37,798
Standard Life Aberdeen plc	7,852	43,651
State Auto Financial Corp.	346	8,560
State National Cos., Inc.	26,361	547,518
Stewart Information Services Corp.	227	8,190
Third Point Reinsurance Ltd.[1]	1,094	15,371
United Fire Group, Inc.	270	11,356
United Insurance Holdings Corp.	177	2,786
Universal Insurance Holdings, Inc.	305	6,542
WMIH Corp.[1]	1,858	2,323
		2,916,234

Real Estate Investment Trusts (REITs)—3.7%
Acadia Realty Trust	648	18,591
AG Mortgage Investment Trust, Inc.	228	4,394
Agree Realty Corp.	221	11,077
Alexander & Baldwin, Inc.	529	22,959
Alexander’s, Inc.	41	17,166
Altisource Residential Corp.	441	5,341
American Assets Trust, Inc.	491	19,944
Anworth Mortgage Asset Corp.	790	4,787
Apollo Commercial Real Estate Finance, Inc.	781	14,128
Ares Commercial Real Estate Corp.	318	4,194
Armada Hoffler Properties, Inc.	306	4,091
ARMOUR Residential REIT, Inc.	338	8,927
Ashford Hospitality Prime, Inc.	344	3,309
Ashford Hospitality Trust, Inc.	777	4,825
Ashtead Group plc	2,391	51,372
Bluerock Residential Growth REIT, Inc., Cl. A	192	1,945
British Land Co. plc (The)	7,657	60,521
Capstead Mortgage Corp.	848	8,200
CareTrust REIT, Inc.	606	11,690
CatchMark Timber Trust, Inc., Cl. A	417	4,808
CBL & Associates Properties, Inc.	1,359	10,872
Cedar Realty Trust, Inc.	663	3,342
Chatham Lodging Trust	309	6,267
Cherry Hill Mortgage Investment Corp.	101	1,866
Chesapeake Lodging Trust	483	12,360
City Office REIT, Inc.	250	3,197
Clipper Realty, Inc.	163	1,819
Community Healthcare Trust, Inc.	109	2,895
CorEnergy Infrastructure Trust, Inc.	93	3,035
Cousins Properties, Inc.	3,326	31,098
CYS Investments, Inc.	1,242	10,917
DiamondRock Hospitality Co.	1,555	17,089

19        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Investment Trusts (REITs) (Continued)
Dynex Capital, Inc.	551	$ 3,940
Easterly Government Properties, Inc.	321	6,439
EastGroup Properties, Inc.	273	24,259
Education Realty Trust, Inc.	625	24,150
Ellington Residential Mortgage REIT	75	1,097
Farmland Partners, Inc.	272	2,410
FelCor Lodging Trust, Inc.	1,474	10,760
First Industrial Realty Trust, Inc.	1,225	37,951
First Potomac Realty Trust	49,073	546,182
Four Corners Property Trust, Inc.	492	12,502
Franklin Street Properties Corp.	931	9,282
GEO Group, Inc. (The)	1,547	42,759
Getty Realty Corp.	365	10,059
Gladstone Commercial Corp.	220	4,708
Global Medical REIT, Inc.	140	1,183
Global Net Lease, Inc.	555	12,021
Government Properties Income Trust	609	11,297
Gramercy Property Trust	1,152	35,090
Great Ajax Corp.	151	2,141
Hammerson plc	9,255	67,109
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	409	9,489
Healthcare Realty Trust, Inc.	989	32,914
Hersha Hospitality Trust, Cl. A	342	6,341
Independence Realty Trust, Inc.	557	5,732
InfraREIT, Inc.	406	9,131
Invesco Mortgage Capital, Inc.	1,223	20,767
Investors Real Estate Trust	1,002	6,293
iStar, Inc.[1]	602	6,989
Jernigan Capital, Inc.	77	1,497
Kite Realty Group Trust	638	12,837
KKR Real Estate Finance Trust, Inc.	274	5,691
Ladder Capital Corp., Cl. A	667	9,151
Land Securities Group plc	5,290	69,059
LaSalle Hotel Properties	946	26,847
Lexington Realty Trust	1,938	19,109
LTC Properties, Inc.	326	15,853
Mack-Cali Realty Corp.	769	17,602
MedEquities Realty Trust, Inc.	276	3,166
Monmouth Real Estate Investment Corp.	768	12,480
Monogram Residential Trust, Inc.	46,537	558,444
MTGE Investment Corp.	383	7,354
National Health Investors, Inc.	348	27,903
National Storage Affiliates Trust	368	8,214
New Senior Investment Group, Inc.	658	6,073
New York Mortgage Trust, Inc.	911	5,703
NexPoint Residential Trust, Inc.	173	4,031
NorthStar Realty Europe Corp.	447	5,556
One Liberty Properties, Inc.	185	4,442
Owens Realty Mortgage, Inc.	83	1,440

20        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Real Estate Investment Trusts (REITs) (Continued)
Parkway, Inc.	24,382	$ 559,811
Pebblebrook Hotel Trust	546	18,340
Pennsylvania Real Estate Investment Trust	550	5,517
PennyMac Mortgage Investment Trust	756	13,071
Physicians Realty Trust	1,375	25,754
Potlatch Corp.	321	15,344
Preferred Apartment Communities, Inc., Cl. A	205	3,729
PS Business Parks, Inc.	292	39,452
QTS Realty Trust, Inc., Cl. A	396	21,455
Quality Care Properties, Inc.[1]	844	11,580
RAIT Financial Trust	840	695
Ramco-Gershenson Properties Trust	602	7,916
Redwood Trust, Inc.	629	10,492
Resource Capital Corp.	258	2,670
Retail Opportunity Investments Corp.	860	17,062
Rexford Industrial Realty, Inc.	700	21,035
RLJ Lodging Trust	969	19,554
Ryman Hospitality Properties, Inc.	428	25,432
Sabra Health Care REIT, Inc.	1,424	31,114
Saul Centers, Inc.	233	14,120
Segro plc	10,754	74,859
Select Income REIT	758	17,593
Simon Property Group, Inc.	720	112,932
STAG Industrial, Inc.	698	19,537
Starwood Waypoint Homes	975	36,299
Summit Hotel Properties, Inc.	808	11,991
Sunstone Hotel Investors, Inc.	1,807	28,551
Sutherland Asset Management Corp.	254	3,874
Terreno Realty Corp.	399	14,464
Tier REIT, Inc.	394	7,254
UMH Properties, Inc.	262	4,145
Unibail-Rodamco SE	811	206,475
Universal Health Realty Income Trust	116	8,782
Urban Edge Properties	781	19,642
Urstadt Biddle Properties, Inc., Cl. A	395	8,169
Washington Prime Group, Inc.	1,427	11,915
Washington Real Estate Investment Trust	608	19,979
Western Asset Mortgage Capital Corp.	344	3,615
Wheeler Real Estate Investment Trust, Inc.	24,092	252,484
Whitestone REIT, Cl. B	232	2,909
Worldpay Group plc[2]	13,362	72,096
Xenia Hotels & Resorts, Inc.	843	16,826
		3,991,007

Real Estate Management & Development—0.2%
Barratt Developments plc	7,800	63,045
Consolidated-Tomoka Land Co.	48	2,659
Forestar Group, Inc.[1]	346	5,951
FRP Holdings, Inc.[1]	82	3,600

21        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Management & Development (Continued)
Griffin Industrial Realty, Inc.	41	$ 1,408
HFF, Inc., Cl. A	302	11,515
Kennedy-Wilson Holdings, Inc.	899	17,351
Marcus & Millichap, Inc.[1]	325	8,557
Maui Land & Pineapple Co., Inc.[1]	184	2,374
Persimmon plc	1,266	43,550
RE/MAX Holdings, Inc., Cl. A	141	8,636
RMR Group, Inc. (The), Cl. A	175	9,039
St Joe Co. (The)[1]	622	11,725
Stratus Properties, Inc.	69	2,042
Tejon Ranch Co.[1]	170	3,397
Trinity Place Holdings, Inc.[1]	249	1,721
		196,570

Thrifts & Mortgage Finance—0.6%
Astoria Financial Corp.	841	16,475
Bank Mutual Corp.	461	4,218
BankFinancial Corp.	198	3,176
Bear State Financial, Inc.	318	3,269
Beneficial Bancorp, Inc.	604	9,030
BSB Bancorp, Inc.[1]	79	2,252
Capitol Federal Financial, Inc.	1,140	15,641
Charter Financial Corp.	165	2,683
Clifton Bancorp, Inc.	183	2,882
Dime Community Bancshares, Inc.	294	5,571
Entegra Financial Corp.[1]	53	1,230
ESSA Bancorp, Inc.	96	1,450
Essent Group Ltd.[1]	747	29,193
Federal Agricultural Mortgage Corp., Cl. C	83	5,654
First Defiance Financial Corp.	113	5,532
Flagstar Bancorp, Inc.[1]	448	14,703
Hingham Institution for Savings	18	3,312
Home Bancorp, Inc.	85	3,432
HomeStreet, Inc.[1]	235	5,934
Kearny Financial Corp.	710	10,047
LendingTree, Inc.[1]	78	18,014
Meridian Bancorp, Inc.	533	9,381
Meta Financial Group, Inc.	97	6,819
MGIC Investment Corp.[1]	3,878	44,403
Nationstar Mortgage Holdings, Inc.[1]	812	13,983
NMI Holdings, Inc., Cl. A1	633	6,868
Northfield Bancorp, Inc.	413	6,653
Northwest Bancshares, Inc.	823	12,699
OceanFirst Financial Corp.	270	6,739
Ocwen Financial Corp.[1]	967	2,833
Oritani Financial Corp.	391	6,276
PennyMac Financial Services, Inc., Cl. A1	182	3,094
PHH Corp.[1]	21,746	308,793
Provident Bancorp, Inc.[1]	86	1,754

22        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Thrifts & Mortgage Finance (Continued)
Provident Financial Holdings, Inc.	85	$ 1,610
Provident Financial Services, Inc.	527	13,096
Prudential Bancorp, Inc.	79	1,458
Radian Group, Inc.	1,672	29,260
Riverview Bancorp, Inc.	163	1,309
SI Financial Group, Inc.	139	2,029
Territorial Bancorp, Inc.	111	3,356
Timberland Bancorp, Inc.	57	1,579
TrustCo Bank Corp. (New York)	978	7,726
United Community Financial Corp.	490	4,454
United Financial Bancorp, Inc.	388	6,720
Walker & Dunlop, Inc.[1]	242	11,662
Washington Federal, Inc.	729	22,781
Waterstone Financial, Inc.	245	4,324
Western New England Bancorp, Inc.	262	2,607
WSFS Financial Corp.	261	11,667
		719,631

Health Care—7.7%
Biotechnology—1.7%
AbbVie, Inc.	753	56,701
Abeona Therapeutics, Inc.[1]	252	3,314
Acceleron Pharma, Inc.[1]	302	11,706
Achaogen, Inc.[1]	339	6,353
Achillion Pharmaceuticals, Inc.[1]	1,267	6,474
Acorda Therapeutics, Inc.[1]	352	7,322
Adamas Pharmaceuticals, Inc.[1]	186	3,895
Aduro Biotech, Inc.[1]	512	6,221
Agenus, Inc.[1]	720	2,657
Aimmune Therapeutics, Inc.[1]	398	8,557
Akebia Therapeutics, Inc.[1]	350	5,859
Alder Biopharmaceuticals, Inc.[1]	445	4,361
AMAG Pharmaceuticals, Inc.[1]	267	4,459
Amgen, Inc.	239	42,487
Amicus Therapeutics, Inc.[1]	920	12,825
Anavex Life Sciences Corp.[1]	449	1,994
Ardelyx, Inc.[1]	385	1,983
Arena Pharmaceuticals, Inc.[1]	187	4,335
Array BioPharma, Inc.[1]	1,568	15,178
Atara Biotherapeutics, Inc.[1]	221	3,481
Audentes Therapeutics, Inc.[1]	172	3,610
Avexis, Inc.[1]	204	19,043
Axovant Sciences Ltd.[1]	831	16,620
Bellicum Pharmaceuticals, Inc.[1]	302	3,271
BioCryst Pharmaceuticals, Inc.[1]	724	3,692
Biogen, Inc.[1]	127	40,203
Biohaven Pharmaceutical Holding Co. Ltd.[1]	105	3,754
BioSpecifics Technologies Corp.[1]	80	3,772
BioTime, Inc.[1]	1,071	3,138

23        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Biotechnology (Continued)
Bluebird Bio, Inc.[1]	378	$ 47,193
Blueprint Medicines Corp.[1]	267	14,477
Calithera Biosciences, Inc.[1]	284	4,658
Cascadian Therapeutics, Inc.[1]	370	1,339
Catalyst Pharmaceuticals, Inc.[1]	645	1,774
Celgene Corp.[1]	276	38,345
Celldex Therapeutics, Inc.[1]	1,109	2,728
Chelsea Therapeutics, Inc.[1,3,4,7]	40,295	—
ChemoCentryx, Inc.[1]	368	2,554
Chimerix, Inc.[1]	424	2,018
Clovis Oncology, Inc.[1]	409	31,113
Coherus Biosciences, Inc.[1]	467	6,748
Concert Pharmaceuticals, Inc.[1]	238	3,622
Corvus Pharmaceuticals, Inc.[1]	172	2,781
Curis, Inc.[1]	1,153	2,352
Cytokinetics, Inc.[1]	310	4,603
CytomX Therapeutics, Inc.[1]	349	6,031
Dyax Corp.[1,3,4]	10,393	104
Dynavax Technologies Corp.[1]	229	4,111
Eagle Pharmaceuticals, Inc.[1]	203	11,076
Edge Therapeutics, Inc.[1]	229	2,416
Emergent BioSolutions, Inc.[1]	316	11,796
Enanta Pharmaceuticals, Inc.[1]	149	6,386
Epizyme, Inc.[1]	640	11,104
Esperion Therapeutics, Inc.[1]	191	9,439
Exact Sciences Corp.[1]	899	37,659
Fate Therapeutics, Inc.[1]	384	1,452
FibroGen, Inc.[1]	505	24,341
Five Prime Therapeutics, Inc.[1]	247	8,378
Flexion Therapeutics, Inc.[1]	233	5,988
Foundation Medicine, Inc.[1]	331	13,339
Genocea Biosciences, Inc.[1]	217	1,057
Genomic Health, Inc.[1]	290	9,193
Gilead Sciences, Inc.	796	66,633
Global Blood Therapeutics, Inc.[1]	373	11,339
Halozyme Therapeutics, Inc.[1]	1,087	14,142
Heron Therapeutics, Inc.[1]	389	6,418
Idera Pharmaceuticals, Inc.[1]	1,154	2,285
Ignyta, Inc.[1]	377	4,335
Immune Design Corp.[1]	168	1,823
Immunomedics, Inc.[1]	936	11,831
Inovio Pharmaceuticals, Inc.[1]	871	5,174
Insmed, Inc.[1]	546	6,781
Intellia Therapeutics, Inc.[1]	283	5,951
Invitae Corp.[1]	361	3,545
Iovance Biotherapeutics, Inc.[1]	649	3,732
Ironwood Pharmaceuticals, Inc., Cl. A1	1,308	20,863
Jounce Therapeutics, Inc.[1]	289	4,910
Karyopharm Therapeutics, Inc.[1]	372	3,802

24        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Biotechnology (Continued)
Keryx Biopharmaceuticals, Inc.[1]	1,012	$ 7,297
Kindred Biosciences, Inc.[1]	226	1,718
Kite Pharma, Inc.[1]	3,488	620,829
La Jolla Pharmaceutical Co.[1]	184	6,284
Lexicon Pharmaceuticals, Inc.[1]	879	13,308
Ligand Pharmaceuticals, Inc.[1]	175	22,552
Loxo Oncology, Inc.[1]	240	20,016
MacroGenics, Inc.[1]	307	5,805
MiMedx Group, Inc.[1]	932	15,164
Minerva Neurosciences, Inc.[1]	404	2,444
Momenta Pharmaceuticals, Inc.[1]	616	10,380
Myriad Genetics, Inc.[1]	600	18,294
Natera, Inc.[1]	588	7,262
NewLink Genetics Corp.[1]	247	2,006
Novavax, Inc.[1]	2,588	2,717
Otonomy, Inc.[1]	251	904
PDL BioPharma, Inc.[1]	1,475	4,602
Pieris Pharmaceuticals, Inc.[1]	347	1,912
Portola Pharmaceuticals, Inc.[1]	430	27,283
Progenics Pharmaceuticals, Inc.[1]	655	4,408
Prothena Corp. plc[1]	275	16,896
PTC Therapeutics, Inc.[1]	253	5,250
Puma Biotechnology, Inc.[1]	281	25,993
Ra Pharmaceuticals, Inc.[1]	238	3,572
Radius Health, Inc.[1]	368	13,848
REGENXBIO, Inc.[1]	275	6,256
Repligen Corp.[1]	290	12,664
Retrophin, Inc.[1]	303	7,393
Rigel Pharmaceuticals, Inc.[1]	1,168	2,978
Sage Therapeutics, Inc.[1]	308	25,333
Sangamo Therapeutics, Inc.[1]	608	8,117
Sarepta Therapeutics, Inc.[1]	398	16,035
Selecta Biosciences, Inc.[1]	179	3,195
Seres Therapeutics, Inc.[1]	279	3,914
Spark Therapeutics, Inc.[1]	217	17,866
Spectrum Pharmaceuticals, Inc.[1]	665	6,490
Stemline Therapeutics, Inc.[1]	208	1,882
Syndax Pharmaceuticals, Inc.[1]	174	2,018
Synergy Pharmaceuticals, Inc.[1]	2,136	6,365
Syros Pharmaceuticals, Inc.[1]	137	2,681
TG Therapeutics, Inc.[1]	483	6,134
Trevena, Inc.[1]	417	1,001
Ultragenyx Pharmaceutical, Inc.[1]	329	18,773
Vanda Pharmaceuticals, Inc.[1]	509	8,755
Veracyte, Inc.[1]	385	3,153
Versartis, Inc.[1]	275	5,225
Voyager Therapeutics, Inc.[1]	233	2,246
vTv Therapeutics, Inc., Cl. A1	120	652

25        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Biotechnology (Continued)
Xencor, Inc.[1]	350	$ 7,567
		1,848,441

Health Care Equipment & Supplies—1.4%
Abaxis, Inc.	211	9,752
Abbott Laboratories	1,250	63,675
Accuray, Inc.[1]	768	3,187
Analogic Corp.	107	7,656
AngioDynamics, Inc.[1]	304	5,177
Anika Therapeutics, Inc.[1]	117	6,283
Antares Pharma, Inc.[1]	1,320	3,973
AtriCure, Inc.[1]	284	6,370
Atrion Corp.	15	9,332
AxoGen, Inc.[1]	290	5,104
Cantel Medical Corp.	363	29,494
Cardiovascular Systems, Inc.[1]	277	8,135
Cerus Corp.[1]	956	2,247
ConforMIS, Inc.[1]	311	1,151
CONMED Corp.	229	11,358
CryoLife, Inc.[1]	294	6,115
Cutera, Inc.[1]	115	4,272
Danaher Corp.	671	55,975
Endologix, Inc.[1]	683	2,889
Entellus Medical, Inc.[1]	171	3,027
Essilor International SA	1,083	136,904
Exactech, Inc.[1]	161	4,918
FONAR Corp.[1]	56	1,658
GenMark Diagnostics, Inc.[1]	390	3,799
Glaukos Corp.[1]	293	11,061
Globus Medical, Inc., Cl. A1	858	25,937
Haemonetics Corp.[1]	415	17,853
Halyard Health, Inc.[1]	378	17,120
Heska Corp.[1]	55	5,595
ICU Medical, Inc.[1]	165	28,768
Inogen, Inc.[1]	172	16,478
Insulet Corp.[1]	489	28,391
Integer Holdings Corp.[1]	245	11,258
Integra LifeSciences Holdings Corp.[1]	704	35,897
Invacare Corp.	229	3,091
iRhythm Technologies, Inc.[1]	188	8,975
K2M Group Holdings, Inc.[1]	353	8,253
Lantheus Holdings, Inc.[1]	294	5,145
LeMaitre Vascular, Inc.	134	4,878
Masimo Corp.[1]	408	34,427
Medtronic plc	559	45,066
Meridian Bioscience, Inc.	406	5,643
Merit Medical Systems, Inc.[1]	506	20,898
Natus Medical, Inc.[1]	290	9,744
Neogen Corp.[1]	332	22,875

26        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Health Care Equipment & Supplies (Continued)
Nevro Corp.[1]	210	$ 18,098
NuVasive, Inc.[1]	514	32,115
NxStage Medical, Inc.[1]	18,833	527,324
OraSure Technologies, Inc.[1]	470	9,593
Orthofix International NV1	160	7,874
Oxford Immunotec Global plc[1]	188	2,974
Penumbra, Inc.[1]	299	25,714
Quidel Corp.[1]	235	8,211
Quotient Ltd.[1]	326	1,258
RTI Surgical, Inc.[1]	494	2,223
Smith & Nephew plc	2,996	54,157
STAAR Surgical Co.[1]	357	4,266
Surmodics, Inc.[1]	155	4,030
Tactile Systems Technology, Inc.[1]	135	4,439
Utah Medical Products, Inc.	32	2,309
Varex Imaging Corp.[1]	341	10,411
Viveve Medical, Inc.[1]	174	986
Wright Medical Group NV1	902	26,699
		1,502,485

Health Care Providers & Services—1.0%
AAC Holdings, Inc.[1]	220	2,044
Aceto Corp.	228	2,419
Addus HomeCare Corp.[1]	139	4,733
Almost Family, Inc.[1]	142	6,915
Amedisys, Inc.[1]	372	19,433
American Renal Associates Holdings, Inc.[1]	280	4,012
AMN Healthcare Services, Inc.[1]	420	15,687
BioScrip, Inc.[1]	941	2,851
BioTelemetry, Inc.[1]	232	8,619
Capital Senior Living Corp.[1]	277	3,443
Chemed Corp.	137	27,029
Civitas Solutions, Inc.[1]	303	5,787
Community Health Systems, Inc.[1]	1,323	10,108
ConvaTec Group plc[1,2]	10,981	40,780
CorVel Corp.[1]	206	10,691
Cross Country Healthcare, Inc.[1]	324	4,011
Diplomat Pharmacy, Inc.[1]	519	8,693
Ensign Group, Inc. (The)	408	8,380
Genesis Healthcare, Inc., Cl. A1	924	961
HealthEquity, Inc.[1]	539	23,053
HealthSouth Corp.	843	38,567
Kindred Healthcare, Inc.	924	7,484
Landauer, Inc.	78	4,840
LHC Group, Inc.[1]	172	11,223
Magellan Health, Inc.[1]	192	15,533
Mediclinic International plc	4,173	41,277
Molina Healthcare, Inc.[1]	489	31,296
National HealthCare Corp.	178	11,097

27        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care Providers & Services (Continued)
National Research Corp., Cl. A	421	$ 13,598
Novocure Ltd.[1]	616	12,628
Owens & Minor, Inc.	506	14,138
PharMerica Corp.[1]	18,993	558,394
Providence Service Corp. (The)[1]	144	7,464
RadNet, Inc.[1]	394	4,039
Select Medical Holdings Corp.[1]	1,042	19,381
Surgery Partners, Inc.[1]	463	4,514
Teladoc, Inc.[1]	476	15,970
Tenet Healthcare Corp.[1]	927	15,917
Tivity Health, Inc.[1]	327	12,818
Triple-S Management Corp., Cl. B1	291	7,191
UnitedHealth Group, Inc.	344	68,422
US Physical Therapy, Inc.	100	5,990
		1,131,430

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc.[1]	1,558	20,472
athenahealth, Inc.[1]	1,842	259,593
Castlight Health, Inc., Cl. B1	842	3,284
Cotiviti Holdings, Inc.[1]	656	23,439
Evolent Health, Inc., Cl. A1	485	8,100
HealthStream, Inc.[1]	294	6,906
HMS Holdings Corp.[1]	843	14,938
Inovalon Holdings, Inc., Cl. A1	1,256	17,019
Medidata Solutions, Inc.[1]	493	36,955
Omnicell, Inc.[1]	267	13,697
Quality Systems, Inc.[1]	520	8,190
Simulations Plus, Inc.	119	1,726
Tabula Rasa HealthCare, Inc.[1]	137	3,114
Vocera Communications, Inc.[1]	224	6,238
		423,671

Life Sciences Tools & Services—1.7%
Albany Molecular Research, Inc.[1]	25,799	560,870
Cambrex Corp.[1]	264	13,754
CHC Group LLC[1]	1,744	14,824
Enzo Biochem, Inc.[1]	391	4,399
Fluidigm Corp.[1]	261	1,193
INC Research Holdings, Inc., Cl. A1	477	28,000
Luminex Corp.	369	7,133
Medpace Holdings, Inc.[1]	347	11,326
NanoString Technologies, Inc.[1]	195	3,013
NeoGenomics, Inc.[1]	622	6,288
Pacific Biosciences of California, Inc.[1]	846	4,188
PAREXEL International Corp.[1]	6,818	599,234
PRA Health Sciences, Inc.[1]	684	52,942

28        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Life Sciences Tools & Services (Continued)
VWR Corp.[1]	16,461	$ 543,542
		1,850,706

Pharmaceuticals—1.5%
Aclaris Therapeutics, Inc.[1]	203	5,264
Aerie Pharmaceuticals, Inc.[1]	270	15,484
Akorn, Inc.[1]	16,132	530,743
Allergan plc	222	50,945
Ambit Biosciences Corp.[1,3,4]	23,568	14,141
Amphastar Pharmaceuticals, Inc.[1]	393	6,292
ANI Pharmaceuticals, Inc.[1]	93	4,464
Aratana Therapeutics, Inc.[1]	328	1,873
Assembly Biosciences, Inc.[1]	132	3,578
AstraZeneca plc	755	44,375
Bristol-Myers Squibb Co.	1,025	61,992
Catalent, Inc.[1]	1,378	56,898
Cempra, Inc.[1]	499	1,522
Clearside Biomedical, Inc.[1]	221	1,545
Corcept Therapeutics, Inc.[1]	886	14,770
Corium International, Inc.[1]	217	1,855
Depomed, Inc.[1]	538	3,271
Dermira, Inc.[1]	364	8,587
Durata Therapeutics[1,3,4]	14,998	—
Durect Corp.[1]	1,060	1,685
Eli Lilly & Co.	919	74,705
GlaxoSmithKline plc	3,105	61,593
Horizon Pharma plc[1]	1,334	18,249
Impax Laboratories, Inc.[1]	508	10,998
Innoviva, Inc.[1]	844	11,850
Intersect ENT, Inc.[1]	243	7,509
Intra-Cellular Therapies, Inc., Cl. A1	386	7,122
Johnson & Johnson	621	82,202
Medicines Co. (The)[1]	590	21,647
Merck & Co., Inc.	1,248	79,697
MyoKardia, Inc.[1]	219	9,494
Nektar Therapeutics, Cl. A1	1,147	24,121
Pacira Pharmaceuticals, Inc.[1]	400	15,240
Paratek Pharmaceuticals, Inc.[1]	264	7,445
Pfizer, Inc.	2,156	73,132
Phibro Animal Health Corp., Cl. A	419	14,874
Prestige Brands Holdings, Inc.[1]	432	21,907
Revance Therapeutics, Inc.[1]	290	7,119
Sanofi	1,502	146,654
SciClone Pharmaceuticals, Inc.[1]	429	4,719
Shire plc	950	47,294
Sucampo Pharmaceuticals, Inc., Cl. A1	348	4,089
Supernus Pharmaceuticals, Inc.[1]	443	20,289
Teligent, Inc.[1]	512	3,538
Tetraphase Pharmaceuticals, Inc.[1]	341	2,380

29        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Pharmaceuticals (Continued)
Teva Pharmaceutical Industries Ltd.[1,4]	940	$ —
Theravance Biopharma, Inc.[1]	547	17,870
Zogenix, Inc.[1]	248	2,939
		1,627,960

Industrials—6.0%
Aerospace & Defense—1.3%
AAR Corp.	264	9,520
Aerojet Rocketdyne Holdings, Inc.[1]	540	16,000
Aerovironment, Inc.[1]	198	9,706
Airbus SE	1,250	105,141
Astronics Corp.[1]	250	6,572
Axon Enterprise, Inc.[1]	445	9,661
BAE Systems plc	5,579	43,804
Boeing Co. (The)	224	53,684
Cubic Corp.	218	9,363
Curtiss-Wright Corp.	458	44,344
DigitalGlobe, Inc.[1]	492	16,925
Ducommun, Inc.[1]	102	2,805
Engility Holdings, Inc.[1]	391	12,148
Esterline Technologies Corp.[1]	242	20,667
General Dynamics Corp.	201	40,471
KeyW Holding Corp. (The)[1]	434	3,103
KLX, Inc.[1]	412	19,751
Kratos Defense & Security Solutions, Inc.[1]	774	10,356
Lockheed Martin Corp.	205	62,605
Mercury Systems, Inc.[1]	366	17,659
Moog, Inc., Cl. A1	377	28,939
National Presto Industries, Inc.	56	5,578
Raytheon Co.	278	50,599
Rolls-Royce Holdings plc[1]	3,610	42,634
Safran SA	1,895	184,126
Sparton Corp.[1]	23,411	542,433
Triumph Group, Inc.	507	13,334
United Technologies Corp.	450	53,874
Vectrus, Inc.[1]	86	2,458
Wesco Aircraft Holdings, Inc.[1]	825	6,930
		1,445,190

Air Freight & Couriers—0.2%
Air Transport Services Group, Inc.[1]	581	13,340
Atlas Air Worldwide Holdings, Inc.[1]	184	12,291
Echo Global Logistics, Inc.[1]	335	5,092
FedEx Corp.	138	29,584
Forward Air Corp.	337	17,514
Hub Group, Inc., Cl. A1	419	16,111
Radiant Logistics, Inc.[1]	502	2,535
Royal Mail plc	9,092	46,359

30        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Air Freight & Couriers (Continued)
United Parcel Service, Inc., Cl. B	369	$ 42,199
		185,025

Airlines—0.1%
Allegiant Travel Co., Cl. A	145	17,110
Hawaiian Holdings, Inc.[1]	503	21,554
International Consolidated Airlines Group SA	3,539	28,062
SkyWest, Inc.	412	14,296
		81,022

Building Products—0.2%
AAON, Inc.	475	15,485
Advanced Drainage Systems, Inc.	448	8,714
American Woodmark Corp.[1]	131	10,847
Apogee Enterprises, Inc.	260	11,362
Armstrong Flooring, Inc.[1]	239	3,566
Builders FirstSource, Inc.[1]	910	14,815
Continental Building Products, Inc.[1]	347	8,449
CSW Industrials, Inc.[1]	130	5,440
Gibraltar Industries, Inc.[1]	313	9,155
Griffon Corp.	419	7,772
Insteel Industries, Inc.	197	4,939
JELD-WEN Holding, Inc.[1]	1,135	34,640
Masonite International Corp.[1]	241	15,255
NCI Building Systems, Inc.[1]	545	9,156
Patrick Industries, Inc.[1]	133	9,842
PGT Innovations, Inc.[1]	403	5,320
Ply Gem Holdings, Inc.[1]	765	11,896
Quanex Building Products Corp.	281	5,508
Simpson Manufacturing Co., Inc.	389	17,030
Trex Co., Inc.[1]	219	16,644
Universal Forest Products, Inc.	177	15,436
		241,271

Commercial Services & Supplies—1.0%
ABM Industries, Inc.	430	19,105
ACCO Brands Corp.[1]	1,194	13,074
Advanced Disposal Services, Inc.[1]	905	21,575
ARC Document Solutions, Inc.[1]	607	2,143
Brady Corp., Cl. A	571	19,043
Brink’s Co. (The)	471	36,950
Casella Waste Systems, Inc., Cl. A1	447	7,514
CECO Environmental Corp.	271	2,024
CompX International, Inc.	108	1,625
Covanta Holding Corp.	948	13,604
Deluxe Corp.	384	26,630
Ennis, Inc.	208	3,973
Essendant, Inc.	369	4,376
G4S plc	11,750	43,102

31        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Services & Supplies (Continued)
Healthcare Services Group, Inc.	542	$ 27,750
Heritage-Crystal Clean, Inc.[1]	208	4,056
Herman Miller, Inc.	447	15,042
HNI Corp.	387	14,184
Hudson Technologies, Inc.[1]	359	3,195
InnerWorkings, Inc.[1]	436	4,565
Interface, Inc., Cl. A	539	10,241
Kimball International, Inc., Cl. B	407	6,903
Knoll, Inc.	557	10,054
LSC Communications, Inc.	277	4,463
Matthews International Corp., Cl. A	328	19,762
McGrath RentCorp	255	10,294
Mobile Mini, Inc.	355	10,739
MSA Safety, Inc.	318	23,170
Multi-Color Corp.	142	11,332
NL Industries, Inc.[1]	365	2,756
Quad/Graphics, Inc.	439	8,367
RR Donnelley & Sons Co.	588	5,427
SP Plus Corp.[1]	226	8,339
Steelcase, Inc., Cl. A	1,002	13,226
Team, Inc.[1]	403	4,977
Tetra Tech, Inc.	457	19,468
UniFirst Corp.	158	22,689
US Ecology, Inc.	176	9,046
Viad Corp.	149	8,188
VSE Corp.	78	4,068
West Corp.	23,742	554,851
		1,051,890

Construction & Engineering—0.4%
Aegion Corp., Cl. A1	254	5,504
Ameresco, Inc., Cl. A1	442	3,204
Argan, Inc.	119	7,539
Cie de Saint-Gobain	1,884	103,403
Comfort Systems USA, Inc.	453	15,425
Dycom Industries, Inc.[1]	254	20,493
EMCOR Group, Inc.	625	41,275
Granite Construction, Inc.	324	17,894
Great Lakes Dredge & Dock Corp.[1]	552	2,236
HC2 Holdings, Inc.[1]	342	1,560
IES Holdings, Inc.[1]	190	3,135
KBR, Inc.	1,209	19,670
Layne Christensen Co.[1]	136	1,461
MasTec, Inc.[1]	669	27,295
MYR Group, Inc.[1]	175	4,517
Northwest Pipe Co.[1]	86	1,577
NV5 Global, Inc.[1]	90	4,342
Orion Group Holdings, Inc.[1]	245	1,480
Primoris Services Corp.	426	12,188

32        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Construction & Engineering (Continued)
Sterling Construction Co., Inc.[1]	212	$ 2,497
Tutor Perini Corp.[1]	445	11,637
Vinci SA	1,261	116,216
		424,548

Electrical Equipment—0.4%
Allied Motion Technologies, Inc.	72	1,821
Atkore International Group, Inc.[1]	749	12,478
AZZ, Inc.	237	11,589
Babcock & Wilcox Enterprises, Inc.[1]	400	904
Emerson Electric Co.	567	33,476
Encore Wire Corp.	217	9,309
EnerSys	475	30,448
Generac Holdings, Inc.[1]	523	21,119
General Cable Corp.	348	5,899
Legrand SA	2,127	149,139
LSI Industries, Inc.	227	1,292
Powell Industries, Inc.	125	3,559
Preformed Line Products Co.	40	2,090
Schneider Electric SE	1,367	110,336
Severn Trent plc	1,596	46,798
Sunrun, Inc.[1]	819	5,487
Thermon Group Holdings, Inc.[1]	287	4,741
Vicor Corp.[1]	432	8,402
		458,887

Industrial Conglomerates—0.2%
3M Co.	246	50,263
DCC plc	514	46,845
General Electric Co.	1,722	42,275
Honeywell International, Inc.	333	46,044
Raven Industries, Inc.	381	10,668
Smiths Group plc	1,725	34,487
		230,582

Machinery—0.7%
Actuant Corp., Cl. A	502	12,073
Alamo Group, Inc.	122	11,195
Albany International Corp., Cl. A	266	14,258
Altra Industrial Motion Corp.	214	9,855
American Railcar Industries, Inc.	165	5,940
Astec Industries, Inc.	278	13,811
Barnes Group, Inc.	433	27,071
Blue Bird Corp.[1]	187	3,403
Briggs & Stratton Corp.	364	7,622
Caterpillar, Inc.	266	31,252
Chart Industries, Inc.[1]	260	8,772
CIRCOR International, Inc.	162	7,779
Columbus McKinnon Corp.	242	7,993

33        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Machinery (Continued)
Commercial Vehicle Group, Inc.[1]	230	$ 1,366
DMC Global, Inc.	115	1,489
Douglas Dynamics, Inc.	194	6,771
Eastern Co. (The)	54	1,412
Energy Recovery, Inc.[1]	487	3,165
EnPro Industries, Inc.	164	11,557
ESCO Technologies, Inc.	206	11,217
Federal Signal Corp.	612	11,438
Franklin Electric Co., Inc.	394	15,189
FreightCar America, Inc.	109	1,979
Gencor Industries, Inc.[1]	120	1,848
Global Brass & Copper Holdings, Inc.	228	6,806
Gorman-Rupp Co. (The)	182	5,540
Graham Corp.	104	2,083
Greenbrier Cos., Inc. (The)	243	10,425
Hardinge, Inc.	145	1,985
Harsco Corp.[1]	911	15,578
Hillenbrand, Inc.	526	18,805
Hurco Cos., Inc.	76	2,671
Hyster-Yale Materials Handling, Inc.	135	9,609
John Bean Technologies Corp.	278	24,659
Kadant, Inc.	116	10,075
Kennametal, Inc.	674	23,590
LB Foster Co., Cl. A	104	1,986
Lindsay Corp.	86	7,445
Lydall, Inc.[1]	196	9,212
Manitowoc Co., Inc. (The)[1]	1,225	10,082
Meritor, Inc.[1]	704	13,981
Milacron Holdings Corp.[1]	560	8,932
Miller Industries, Inc.	118	2,962
Mueller Industries, Inc.	607	18,107
Mueller Water Products, Inc., Cl. A	1,334	15,995
Navistar International Corp.[1]	693	23,673
NN, Inc.	225	5,738
Omega Flex, Inc.	90	5,219
Park-Ohio Holdings Corp.	100	3,985
Proto Labs, Inc.[1]	200	14,360
RBC Bearings, Inc.[1]	196	21,613
REV Group, Inc.	546	13,754
Rexnord Corp.[1]	861	20,561
Spartan Motors, Inc.	291	2,677
SPX Corp.[1]	321	7,736
SPX FLOW, Inc.[1]	479	16,032
Standex International Corp.	131	12,504
Sun Hydraulics Corp.	231	11,067
Supreme Industries, Inc., Cl. A	155	3,246
Tennant Co.	144	8,777
Titan International, Inc.	465	3,990
TriMas Corp.[1]	427	10,333

34        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Machinery (Continued)
Twin Discount, Inc.[1]	91	$ 1,580
Wabash National Corp.	564	11,855
Watts Water Technologies, Inc., Cl. A	279	17,214
Woodward, Inc.	489	34,333
		699,230

Marine—0.0%
Costamare, Inc.	861	5,398
Matson, Inc.	380	9,804
		15,202

Professional Services—0.3%
Advisory Board Co. (The)[1]	306	16,294
Barrett Business Services, Inc.	63	3,249
BG Staffing, Inc.	76	1,229
CBIZ, Inc.[1]	598	9,060
CRA International, Inc.	87	3,265
Experian plc	2,567	51,558
Exponent, Inc.	192	13,075
Franklin Covey Co.[1]	118	2,218
FTI Consulting, Inc.[1]	349	11,835
GP Strategies Corp.[1]	168	4,805
Heidrick & Struggles International, Inc.	187	3,413
Hill International, Inc.[1]	442	2,099
Huron Consulting Group, Inc.[1]	293	8,863
ICF International, Inc.[1]	214	10,283
Insperity, Inc.	216	17,345
Intertek Group plc	712	47,079
Kelly Services, Inc., Cl. A	320	6,922
Kforce, Inc.	306	5,508
Korn/Ferry International	641	21,358
Mistras Group, Inc.[1]	258	4,879
Navigant Consulting, Inc.[1]	598	9,167
On Assignment, Inc.[1]	481	22,944
Resources Connection, Inc.	252	3,213
RPX Corp.[1]	542	7,078
TriNet Group, Inc.[1]	531	18,973
TrueBlue, Inc.[1]	475	9,714
WageWorks, Inc.[1]	317	18,687
Willdan Group, Inc.[1]	64	1,985
		336,098

Road & Rail—0.2%
ArcBest Corp.	158	4,693
Avis Budget Group, Inc.[1]	624	22,607
Covenant Transportation Group, Inc., Cl. A1	141	3,385
Daseke, Inc.[1]	285	3,733
Heartland Express, Inc.	680	15,076
Hertz Global Holdings, Inc.[1]	585	12,718

35        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Road & Rail (Continued)
Knight Transportation, Inc.	692	$ 27,023
Marten Transport Ltd.	613	10,513
Roadrunner Transportation Systems, Inc.[1]	331	2,473
Saia, Inc.[1]	199	11,253
Schneider National, Inc., Cl. B	1,339	29,793
Swift Transportation Co., Cl. A1	1,147	32,173
Union Pacific Corp.	284	29,905
Universal Logistics Holdings, Inc.	243	4,034
Werner Enterprises, Inc.	592	19,595
YRC Worldwide, Inc.[1]	227	3,040
		232,014

Trading Companies & Distributors—1.0%
Aircastle Ltd.	602	13,497
Applied Industrial Technologies, Inc.	445	25,365
Beacon Roofing Supply, Inc.[1]	701	33,017
BMC Stock Holdings, Inc.[1]	550	11,165
Bunzl plc	1,800	53,788
CAI International, Inc.[1]	189	5,857
DXP Enterprises, Inc.[1]	174	4,714
Ferguson plc	673	40,038
Foundation Building Materials, Inc.[1]	378	4,937
GATX Corp.	333	20,173
GMS, Inc.[1]	418	13,451
H&E Equipment Services, Inc.	266	6,262
Herc Holdings, Inc.[1]	203	8,571
Huttig Building Products, Inc.[1]	211	1,203
Kaman Corp.	225	11,034
Lawson Products, Inc.[1]	71	1,693
MRC Global, Inc.[1]	790	12,458
Neff Corp., Cl. A1	26,155	652,567
Nexeo Solutions, Inc.[1]	737	5,284
NOW, Inc.[1]	900	10,494
Rush Enterprises, Inc., Cl. A1	371	15,207
Rush Enterprises, Inc., Cl. B1	393	15,138
SiteOne Landscape Supply, Inc.[1]	325	16,328
Textainer Group Holdings Ltd.[1]	421	7,473
Titan Machinery, Inc.[1]	182	2,348
Triton International Ltd.	572	21,118
Veritiv Corp.[1]	157	4,396
Willis Lease Finance Corp.[1]	57	1,357
		1,018,933

Transportation Infrastructure—0.0%
easyJet plc	2,551	39,493

Information Technology—7.7%
Communications Equipment—0.7%
ADTRAN, Inc.	352	7,779

36        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Communications Equipment (Continued)
Aerohive Networks, Inc.[1]	611	$ 2,108
CalAmp Corp.[1]	312	5,784
Calix, Inc.[1]	541	2,651
Ciena Corp.[1]	1,141	24,657
Cisco Systems, Inc.	1,308	42,131
Clearfield, Inc.[1]	133	1,623
Comtech Telecommunications Corp.	206	4,031
Digi International, Inc.[1]	281	2,585
EMCORE Corp.[1]	204	1,856
Extreme Networks, Inc.[1]	955	10,916
Finisar Corp.[1]	881	21,276
Harmonic, Inc.[1]	855	2,779
Infinera Corp.[1]	1,104	9,340
InterDigital, Inc.	305	21,762
KVH Industries, Inc.[1]	123	1,451
Lumentum Holdings, Inc.[1]	461	26,208
NETGEAR, Inc.[1]	242	11,616
NetScout Systems, Inc.[1]	760	24,890
Nokia OYJ	18,135	112,476
Oclaro, Inc.[1]	1,323	11,126
Plantronics, Inc.	320	13,642
Quantenna Communications, Inc.[1]	259	4,812
ShoreTel, Inc.[1]	49,282	367,151
Sonus Networks, Inc.[1]	445	3,075
ViaSat, Inc.[1]	478	30,406
Viavi Solutions, Inc.[1]	1,804	18,112
		786,243

Electronic Equipment, Instruments, & Components—0.6%
Anixter International, Inc.[1]	364	26,863
AVX Corp.	1,271	22,179
Badger Meter, Inc.	212	9,731
Bel Fuse, Inc., Cl. B	95	2,423
Belden, Inc.	367	28,285
Benchmark Electronics, Inc.[1]	520	16,900
Control4 Corp.[1]	173	4,283
CTS Corp.	268	6,030
Daktronics, Inc.	359	3,457
Electro Scientific Industries, Inc.[1]	345	4,250
ePlus, Inc.[1]	215	17,996
Fabrinet[1]	293	11,380
FARO Technologies, Inc.[1]	132	4,547
Fitbit, Inc., Cl. A1	1,945	11,728
II-VI, Inc.[1]	470	16,850
Insight Enterprises, Inc.[1]	385	15,431
Iteris, Inc.[1]	266	1,708
Itron, Inc.[1]	391	28,387
KEMET Corp.[1]	294	7,030
Kimball Electronics, Inc.[1]	275	5,239

37        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Electronic Equipment, Instruments, & Components (Continued)
Knowles Corp.[1]	827	$ 12,132
Littelfuse, Inc.	172	32,020
LivaNova plc[1]	400	25,032
Maxwell Technologies, Inc.[1]	276	1,537
Mesa Laboratories, Inc.	31	4,234
Methode Electronics, Inc.	416	17,014
MTS Systems Corp.	136	6,582
Napco Security Technologies, Inc.[1]	160	1,256
Novanta, Inc.[1]	367	14,350
OSI Systems, Inc.[1]	145	12,044
Park Electrochemical Corp.	164	2,978
PC Connection, Inc.	233	5,944
PCM, Inc.[1]	158	2,078
Plexus Corp.[1]	273	14,218
Radisys Corp.[1]	497	780
Rogers Corp.[1]	182	21,576
Sanmina Corp.[1]	873	32,694
ScanSource, Inc.[1]	281	11,029
SYNNEX Corp.	435	52,030
Systemax, Inc.	317	7,747
Tech Data Corp.[1]	311	34,300
TTM Technologies, Inc.[1]	841	11,976
VeriFone Systems, Inc.[1]	859	16,982
Vishay Intertechnology, Inc.	1,126	19,930
Vishay Precision Group, Inc.[1]	108	2,360
		607,520

Internet Software & Services—2.1%
2U, Inc.[1]	355	17,786
Actua Corp.[1]	293	3,750
Alarm.com Holdings, Inc.[1]	379	17,025
Alphabet, Inc., Cl. A1	40	38,210
Alphabet, Inc., Cl. C1	39	36,634
Amber Road, Inc.[1]	205	1,652
Appfolio, Inc., Cl. A1	261	11,197
Apptio, Inc., Cl. A1	312	5,554
Bankrate, Inc.[1]	28,076	388,853
Bazaarvoice, Inc.[1]	39,251	186,442
Benefitfocus, Inc.[1]	259	7,990
Blucora, Inc.[1]	350	7,980
Box, Inc., Cl. A1	1,064	20,876
Brightcove, Inc.[1]	263	1,854
Carbonite, Inc.[1]	210	4,200
Care.com, Inc.[1]	253	3,787
Cars.com, Inc.[1]	650	16,809
ChannelAdvisor Corp.[1]	240	2,784
Cimpress NV1	279	25,791
CommerceHub, Inc.[1]	341	7,560
CommerceHub, Inc.[1]	347	7,367

38        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Internet Software & Services (Continued)
Cornerstone OnDemand, Inc.[1]	417	$ 14,587
Coupa Software, Inc.[1]	411	12,519
DHI Group, Inc.[1]	712	1,388
Endurance International Group Holdings, Inc.[1]	1,015	7,815
Envestnet, Inc.[1]	368	16,358
Etsy, Inc.[1]	1,005	16,452
Facebook, Inc., Cl. A1	285	49,011
Five9, Inc.[1]	440	9,460
GrubHub, Inc.[1]	673	38,422
GTT Communications, Inc.[1]	353	11,208
Hortonworks, Inc.[1]	500	8,495
Instructure, Inc.[1]	218	6,453
Internap Corp.[1]	648	2,897
j2 Global, Inc.	395	29,736
Limelight Networks, Inc.[1]	1,007	3,615
Liquidity Services, Inc.[1]	320	1,824
LivePerson, Inc.[1]	393	5,266
London Stock Exchange Group plc	1,104	56,365
Meet Group, Inc. (The)[1]	575	2,254
MINDBODY, Inc., Cl. A1	402	9,507
MuleSoft, Inc., Cl. A1	1,223	26,661
New Relic, Inc.[1]	404	19,352
NIC, Inc.	639	10,448
Okta, Inc., Cl. A1	819	22,105
Q2 Holdings, Inc.[1]	322	13,073
QuinStreet, Inc.[1]	532	2,846
Quotient Technology, Inc.[1]	741	11,115
Reis, Inc.	95	1,624
Shutterstock, Inc.[1]	299	10,040
SPS Commerce, Inc.[1]	157	9,564
Stamps.com, Inc.[1]	148	28,305
TechTarget, Inc.[1]	246	2,445
Trade Desk, Inc. (The), Cl. A1	310	16,421
TrueCar, Inc.[1]	777	13,170
Web.com Group, Inc.[1]	488	12,346
WebMD Health Corp., Cl. A1	13,364	887,904
XO Group, Inc.[1]	270	5,027
Yelp, Inc., Cl. A1	614	26,156
		2,236,335

IT Services—1.4%
Accenture plc, Cl. A	413	54,004
Acxiom Corp.[1]	625	14,556
Atos SE	761	117,562
Blackhawk Network Holdings, Inc., Cl. A1	468	20,966
CACI International, Inc., Cl. A1	202	26,220
Capgemini SE	1,189	131,980
Cardtronics plc, Cl. A1	397	10,314
Cass Information Systems, Inc.	92	5,632

39        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
IT Services (Continued)
Convergys Corp.	773	$ 18,166
CSG Systems International, Inc.	362	14,013
EPAM Systems, Inc.[1]	551	44,813
Everi Holdings, Inc.[1]	534	4,117
EVERTEC, Inc.	582	10,709
ExlService Holdings, Inc.[1]	269	15,139
Forrester Research, Inc.	187	7,620
Hackett Group, Inc. (The)	300	4,098
Information Services Group, Inc.[1]	357	1,339
International Business Machines Corp.	405	57,927
ManTech International Corp., Cl. A	441	17,737
Mastercard, Inc., Cl. A	292	38,924
MAXIMUS, Inc.	557	33,854
MoneyGram International, Inc.[1]	42,460	669,170
PayPal Holdings, Inc.[1]	578	35,651
Perficient, Inc.[1]	365	6,680
Planet Payment, Inc.[1]	419	1,659
Presidio, Inc.[1]	790	10,989
Science Applications International Corp.	359	26,523
ServiceSource International, Inc.[1]	748	2,633
StarTek, Inc.[1]	131	1,559
Sykes Enterprises, Inc.[1]	456	12,157
Syntel, Inc.	603	10,890
TeleTech Holdings, Inc.	487	19,334
Travelport Worldwide Ltd.	1,302	19,712
Unisys Corp.[1]	417	3,232
Virtusa Corp.[1]	220	7,990
Visa, Inc., Cl. A	507	52,485
		1,530,354

Semiconductors & Semiconductor Equipment—1.1%
Advanced Energy Industries, Inc.[1]	294	21,621
Alpha & Omega Semiconductor Ltd.[1]	244	3,875
Ambarella, Inc.[1]	269	14,634
Amkor Technology, Inc.[1]	1,862	16,348
Axcelis Technologies, Inc.[1]	234	4,891
AXT, Inc.[1]	232	1,810
Brooks Automation, Inc.	671	17,493
Cabot Microelectronics Corp.	208	14,897
CEVA, Inc.[1]	175	7,096
Cirrus Logic, Inc.[1]	543	31,483
Cohu, Inc.	263	4,934
Cree, Inc.[1]	766	18,637
CyberOptics Corp.[1]	72	1,091
Diodes, Inc.[1]	478	13,451
DSP Group, Inc.[1]	223	2,654
Entegris, Inc.[1]	987	25,119
FormFactor, Inc.[1]	562	8,486
GSI Technology, Inc.[1]	185	1,228

40        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
Hanergy Thin Film Power Group Ltd.[1]	150,879	$ 2
Ichor Holdings Ltd.[1]	180	4,118
Inphi Corp.[1]	309	11,832
Integrated Device Technology, Inc.[1]	1,088	26,884
Intel Corp.	1,128	39,559
IXYS Corp.[1]	329	7,567
Kopin Corp.[1]	522	2,098
Lattice Semiconductor Corp.[1]	1,273	7,192
MACOM Technology Solutions Holdings, Inc.[1]	486	22,132
MaxLinear, Inc., Cl. A1	577	12,463
MKS Instruments, Inc.	359	29,564
Monolithic Power Systems, Inc.	323	32,726
Nanometrics, Inc.[1]	261	6,731
NeoPhotonics Corp.[1]	338	1,977
NVE Corp.	39	2,958
PDF Solutions, Inc.[1]	273	4,147
Photronics, Inc.[1]	530	4,187
Power Integrations, Inc.	254	18,504
QUALCOMM, Inc.	559	29,219
Rambus, Inc.[1]	802	10,402
Rudolph Technologies, Inc.[1]	316	7,015
Semtech Corp.[1]	491	18,462
Sigma Designs, Inc.[1]	375	2,344
Silicon Laboratories, Inc.[1]	321	24,364
Synaptics, Inc.[1]	279	11,598
Texas Instruments, Inc.	446	36,938
Ultra Clean Holdings, Inc.[1]	217	5,006
Veeco Instruments, Inc.[1]	304	5,746
Xcerra Corp.[1]	53,983	530,113
Xperi Corp.	417	11,363
		1,136,959

Software—1.7%
8x8, Inc.[1]	868	12,282
A10 Networks, Inc.[1]	685	4,487
ACI Worldwide, Inc.[1]	945	21,508
Agilysys, Inc.[1]	193	1,986
American Software, Inc., Cl. A	343	3,776
Aspen Technology, Inc.[1]	601	38,013
Barracuda Networks, Inc.[1]	449	10,870
Blackbaud, Inc.	370	31,232
Blackline, Inc.[1]	391	12,070
Bottomline Technologies de, Inc.[1]	285	8,638
BroadSoft, Inc.[1]	248	12,288
Callidus Software, Inc.[1]	535	13,776
CommVault Systems, Inc.[1]	356	21,734
Ebix, Inc.	244	14,079
Ellie Mae, Inc.[1]	358	29,707
Everbridge, Inc.[1]	232	5,375

41        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Software (Continued)
Exa Corp.[1]	159	$ 2,282
Fair Isaac Corp.	330	46,451
Gigamon, Inc.[1]	5,289	227,163
Glu Mobile, Inc.[1]	1,022	3,720
Guidance Software, Inc.[1]	333	2,358
HubSpot, Inc.[1]	275	20,171
Imperva, Inc.[1]	294	13,127
Majesco[1]	306	1,509
Micro Focus International plc	1,880	55,294
Microsoft Corp.	567	42,395
MicroStrategy, Inc., Cl. A1	178	22,962
Mitek Systems, Inc.[1]	245	2,487
MobileIron, Inc.[1]	1,344	5,107
Mobileye NV1	8,635	541,155
Model N, Inc.[1]	240	3,252
Monotype Imaging Holdings, Inc.	337	6,150
Oracle Corp.	1,275	64,171
Paycom Software, Inc.[1]	463	34,544
Paylocity Holding Corp.[1]	424	20,835
Pegasystems, Inc.	616	35,451
Progress Software Corp.	4,943	165,986
Proofpoint, Inc.[1]	374	34,318
PROS Holdings, Inc.[1]	247	6,506
QAD, Inc., Cl. A	249	8,391
Qualys, Inc.[1]	312	14,820
Rapid7, Inc.[1]	393	6,626
RealNetworks, Inc.[1]	306	1,221
RealPage, Inc.[1]	637	27,455
RingCentral, Inc., Cl. A1	654	27,697
Rosetta Stone, Inc.[1]	258	2,374
Rubicon Project, Inc. (The)[1]	449	1,688
Sage Group plc (The)	5,914	53,012
Silver Spring Networks, Inc.[1]	438	5,545
Synchronoss Technologies, Inc.[1]	306	5,138
Telenav, Inc.[1]	515	3,348
TiVo Corp.	954	17,458
Varonis Systems, Inc.[1]	296	11,485
VASCO Data Security International, Inc.[1]	354	4,443
Verint Systems, Inc.[1]	533	21,160
Workiva, Inc., Cl. A1	333	6,727
Zendesk, Inc.[1]	774	21,208
Zix Corp.[1]	481	2,554
		1,841,565

Technology Hardware, Storage & Peripherals—0.1%
3D Systems Corp.[1]	1,049	13,175
Apple, Inc.	273	44,772
Avid Technology, Inc.[1]	346	1,526
Cray, Inc.[1]	298	5,617

42        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Technology Hardware, Storage & Peripherals (Continued)
Diebold Nixdorf, Inc.	748	$ 15,297
Eastman Kodak Co.[1]	336	2,604
Electronics for Imaging, Inc.[1]	376	13,371
Immersion Corp.[1]	257	1,881
Intevac, Inc.[1]	174	1,583
Pure Storage, Inc., Cl. A1	1,829	27,234
Quantum Corp.[1]	272	1,499
Stratasys Ltd.[1]	424	9,489
Super Micro Computer, Inc.[1]	370	9,851
USA Technologies, Inc.[1]	313	1,706
		149,605

Materials—2.8%
Chemicals—1.0%
A. Schulman, Inc.	4,692	142,637
AdvanSix, Inc.[1]	236	7,536
AgroFresh Solutions, Inc.[1]	383	2,727
Air Liquide SA	1,025	125,308
American Vanguard Corp.	240	4,860
Balchem Corp.	264	19,789
Calgon Carbon Corp.	398	4,856
Chase Corp.	101	9,444
Codexis, Inc.[1]	350	1,943
Core Molding Technologies, Inc.	72	1,481
Croda International plc	860	42,706
Dow Chemical Co. (The)	508	33,858
EI du Pont de Nemours & Co.	373	31,306
Ferro Corp.[1]	659	12,699
Flotek Industries, Inc.[1]	501	2,595
FutureFuel Corp.	375	5,055
GCP Applied Technologies, Inc.[1]	596	16,837
H.B. Fuller Co.	415	20,829
Hawkins, Inc.	119	4,242
Ingevity Corp.[1]	342	21,536
Innophos Holdings, Inc.	223	10,182
Innospec, Inc.	276	15,318
Intrepid Potash, Inc.[1]	778	2,886
Johnson Matthey plc	1,044	37,291
KMG Chemicals, Inc.	95	4,562
Koppers Holdings, Inc.[1]	226	8,859
Kraton Corp.[1]	239	7,846
Kronos Worldwide, Inc.	820	17,163
Minerals Technologies, Inc.	396	25,344
Monsanto Co.	697	81,688
OMNOVA Solutions, Inc.[1]	508	4,420
PolyOne Corp.	717	25,912
Quaker Chemical Corp.	149	20,744
Rayonier Advanced Materials, Inc.	377	5,172
Sensient Technologies Corp.	523	37,734

43        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Chemicals (Continued)
Solvay SA	1,067	$ 154,881
Stepan Co.	261	20,191
Trecora Resources[1]	196	2,381
Tredegar Corp.	364	5,933
Trinseo SA	357	23,883
Tronox Ltd., Cl. A	758	15,683
Valhi, Inc.	3,433	7,484
		1,047,801

Construction Materials—0.2%
Caesarstone Ltd.[1]	284	8,229
CRH plc	871	30,553
Forterra, Inc.[1]	490	1,627
LafargeHolcim Ltd.[1]	2,845	167,264
Summit Materials, Inc., Cl. A1	894	26,409
United States Lime & Minerals, Inc.	59	4,717
US Concrete, Inc.[1]	133	10,647
		249,446

Containers & Packaging—0.0%
Greif, Inc., Cl. A	485	29,318
Greif, Inc., Cl. B	491	31,007
Myers Industries, Inc.	346	6,505
UFP Technologies, Inc.[1]	59	1,569
		68,399

Metals & Mining—1.4%
AK Steel Holding Corp.[1]	3,026	16,946
Allegheny Technologies, Inc.[1]	810	16,872
Ampco-Pittsburgh Corp.	104	1,602
Anglo American plc	3,116	56,466
Antofagasta plc	4,446	59,568
ArcelorMittal[1]	5,626	150,644
BHP Billiton plc	2,521	48,086
Carpenter Technology Corp.	358	14,510
Century Aluminum Co.[1]	671	13,098
Cie Generale des Etablissements Michelin	1,063	145,033
Cleveland-Cliffs, Inc.[1]	2,201	18,400
Coeur Mining, Inc.[1]	1,557	13,624
Commercial Metals Co.	1,002	18,928
Compass Minerals International, Inc.	265	17,702
Dominion Diamond Corp.	38,023	538,025
Fresnillo plc	1,433	29,959
Glencore plc[1]	11,608	54,009
Gold Resource Corp.	453	1,807
Handy & Harman Ltd.[1]	126	4,120
Hargreaves Lansdown plc	3,022	54,738
Haynes International, Inc.	120	3,666
Hecla Mining Co.	3,090	16,315

44        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Metals & Mining (Continued)
Kaiser Aluminum Corp.	128	$ 12,329
Klondex Mines Ltd.[1]	1,549	5,220
Materion Corp.	161	6,150
Olympic Steel, Inc.	103	1,880
Randgold Resources Ltd.	513	52,576
Rio Tinto plc	1,219	59,002
Ryerson Holding Corp.[1]	352	3,027
Schnitzer Steel Industries, Inc., Cl. A	219	5,891
SunCoke Energy, Inc.[1]	649	6,049
TimkenSteel Corp.[1]	355	5,265
Warrior Met Coal, Inc.	347	9,470
Worthington Industries, Inc.	515	25,729
		1,486,706

Paper & Forest Products—0.2%
Boise Cascade Co.[1]	320	9,600
Clearwater Paper Corp.[1]	170	7,905
Deltic Timber Corp.	104	8,116
KapStone Paper & Packaging Corp.	724	16,196
Louisiana-Pacific Corp.[1]	1,150	29,302
Mondi plc	1,253	34,251
Neenah Paper, Inc.	184	14,214
PH Glatfelter Co.	453	7,846
Schweitzer-Mauduit International, Inc.	324	12,290
Smurfit Kappa Group plc	1,638	50,054
Verso Corp., Cl. A1	279	1,484
		191,258

Telecommunication Services—1.4%
Diversified Telecommunication Services—1.3%
AT&T, Inc.	1,360	50,946
ATN International, Inc.	158	9,570
Babcock International Group plc	5,180	54,399
BT Group plc, Cl. A	30,533	115,510
CenturyLink, Inc.	7,408	146,086
Cincinnati Bell, Inc.[1]	366	7,704
Cogent Communications Holdings, Inc.	362	16,869
Consolidated Communications Holdings, Inc.	501	9,244
General Communication, Inc., Cl. A1	256	11,041
Hawaiian Telcom Holdco, Inc.[1]	82	2,494
IDT Corp., Cl. B	191	2,810
Iridium Communications, Inc.[1]	898	9,968
Lumos Networks Corp.[1]	31,194	560,868
Ooma, Inc.[1]	146	1,431
Orange SA	10,673	181,541
ORBCOMM, Inc.[1]	578	6,393
Straight Path Communications, Inc., Cl. B1	105	18,744
Verizon Communications, Inc.	1,220	58,523
Vivendi SA	4,667	107,195

45        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Diversified Telecommunication Services (Continued)
Vonage Holdings Corp.[1]	1,817	$ 15,081
Windstream Holdings, Inc.	1,614	3,341
		1,389,758

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc.[1]	325	6,692
NII Holdings, Inc.[1]	3,028	2,011
Shenandoah Telecommunications Co.	406	14,636
Spok Holdings, Inc.	178	2,981
Vodafone Group plc	21,256	60,802
		87,122

Utilities—3.9%
Electric Utilities—0.9%
ALLETE, Inc.	412	31,860
Bouygues SA	2,605	118,219
Duke Energy Corp.	1,131	98,736
El Paso Electric Co.	439	24,386
Exelon Corp.	2,772	104,976
Genie Energy Ltd., Cl. B	235	1,445
IDACORP, Inc.	543	48,316
MGE Energy, Inc.	278	17,681
NextEra Energy, Inc.	1,331	200,329
Otter Tail Corp.	320	13,376
PNM Resources, Inc.	633	26,839
Portland General Electric Co.	993	47,177
Southern Co. (The)	2,045	98,692
SSE plc	6,888	126,884
		958,916

Gas Utilities—0.7%
Chesapeake Utilities Corp.	131	10,408
Delta Natural Gas Co., Inc.	59	1,808
New Jersey Resources Corp.	674	29,420
Northwest Natural Gas Co.	225	14,918
ONE Gas, Inc.	415	31,225
South Jersey Industries, Inc.	663	23,788
Southwest Gas Holdings, Inc.	473	37,613
Spire, Inc.	364	27,846
WGL Holdings, Inc.	6,563	552,998
		730,024

Independent Power and Renewable Electricity Producers—1.1%
Atlantic Power Corp.[1]	1,291	3,163
Calpine Corp.[1]	35,931	528,186
Dynegy, Inc.[1]	1,001	9,429
NRG Energy, Inc.	856	21,327
NRG Yield, Inc., Cl. A	758	13,788
NRG Yield, Inc., Cl. C	766	14,171

46        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Independent Power and Renewable Electricity Producers (Continued)
Ormat Technologies, Inc.	536	$ 30,788
Pattern Energy Group, Inc., Cl. A	689	17,308
TerraForm Global, Inc., Cl. A1	109,375	552,344
TerraForm Power, Inc., Cl. A1	684	9,548
		1,200,052

Multi-Utilities—1.1%
Avista Corp.	10,552	542,373
Black Hills Corp.	429	30,193
Centrica plc	49,871	128,920
Engie SA	9,072	151,486
National Grid plc	5,887	74,153
NorthWestern Corp.	424	25,576
Unitil Corp.	111	5,534
Veolia Environnement SA	9,379	220,167
		1,178,402

Water Utilities—0.1%
American States Water Co.	291	14,346
AquaVenture Holdings Ltd.[1]	208	3,153
Artesian Resources Corp., Cl. A	73	2,708
California Water Service Group	376	14,081
Connecticut Water Service, Inc.	93	5,045
Consolidated Water Co. Ltd.	119	1,422
Middlesex Water Co.	136	5,165
SJW Group	208	11,544
United Utilities Group plc	4,910	57,751
York Water Co. (The)	106	3,488
		118,703
Total Common Stocks (Cost $55,381,117)		56,174,319

Preferred Stock—0.5%
Kinesis 2017 Sidecar, Preferred (Cost $448,930)[1,4]	49,261	468,842

	Units
Rights, Warrants and Certificates—0.0%
Halcon Resources Corp. Wts., Strike Price $14.04, Exp. 9/9/20[1]	1,456	910
Kaisa Group Holdings Ltd. Rts., Strike Price 1SGD, Exp. 12/31/49[1]	231	1
SandRidge Energy, Inc. Wts., Strike Price $41.34, Exp. 10/4/22[1]	977	2,357
SandRidge Energy, Inc. Wts., Strike Price $42.03, Exp. 10/4/22[1]	411	968
Total Rights, Warrants and Certificates (Cost $90,101)		4,236

	Principal Amount
Mortgage-Backed Obligations—0.3%
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. IO, 46.803%, 7/1/26[8]	$139,449	27,607
Series 2815, Cl. PT, 99.999%, 11/15/32[8]	20,436	286
Series 2922, Cl. SE, 12.716%, 2/15/35[8]	15,198	2,740
Series 3005, Cl. WI, 0.00%, 7/15/35[8,9]	30,163	7,499

47        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Mortgage-Backed Obligations (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 3031, Cl. BI, 53.498%, 8/15/35[8]	$243,850	$ 54,592
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2003-33, Cl. IA, 11.119%, 5/25/33[8]	34,801	8,639
Series 2003-52, Cl. NS, 23.67%, 6/25/23[8]	40,680	3,791
Series 2004-56, Cl. SE, 6.832%, 10/25/33[8]	61,914	12,481
Series 2005-12, Cl. SC, 19.402%, 3/25/35[8]	7,192	1,162
Series 2005-14, Cl. SE, 23.843%, 3/25/35[8]	119,454	18,916
Series 2005-6, Cl. SE, 51.123%, 2/25/35[8]	155,466	30,572
Series 2005-87, Cl. SE, 8.63%, 10/25/35[8]	85,321	13,413
Series 2006-53, Cl. US, 4.57%, 6/25/36[8]	66,412	10,266
Series 2007-88, Cl. XI, 0.00%, 6/25/37[8,9]	113,915	20,562
Series 2010-116, Cl. BI, 0.00%, 8/25/20[8,9]	81,646	2,812
Series 2011-96, Cl. SA, 13.338%, 10/25/41[8]	361,565	66,463
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security, Series 2002-76, Cl. SG, 13.807%, 10/16/29[8]	144,100	31,721
Total Mortgage-Backed Obligations (Cost $221,764)		313,522

Non-Convertible Corporate Bonds and Notes—20.8%
Consumer Discretionary—5.9%
Automobiles—0.3%
ZF North America Capital, Inc., 4.75% Sr. Unsec. Nts., 4/29/25[2]	300,000	315,750

Hotels, Restaurants & Leisure—1.6%
1011778 B.C. ULC/New Red Finance, Inc., 6% Sec. Nts., 4/1/22[2]	400,000	413,450
MGM Resorts International, 7.75% Sr. Unsec. Nts., 3/15/22	400,000	469,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50% Sr. Unsec. Nts., 3/1/25[2]	400,000	418,000
Wynn Macau Ltd., 5.25% Sr. Unsec. Nts., 10/15/21[2]	450,000	460,800
		1,761,250

Household Durables—0.3%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 7.25% Sr. Unsec. Nts., 5/15/24[2]	300,000	332,055

Media—3.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125% Sr. Unsec. Nts., 5/1/23[2]	400,000	419,452
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375% Sr. Unsec. Nts., 9/15/20[2]	280,000	287,084
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908% Sr. Sec. Nts., 7/23/25	400,000	429,205
Columbus Cable Barbados Ltd., 7.375% Sr. Unsec. Nts., 3/30/21[2]	191,000	204,809
CSC Holdings LLC, 10.875% Sr. Unsec. Nts., 10/15/25[2]	251,000	309,358
DISH DBS Corp., 5.875% Sr. Unsec. Nts., 7/15/22	400,000	432,250
Sirius XM Radio, Inc., 6% Sr. Unsec. Nts., 7/15/24[2]	400,000	433,112
Univision Communications, Inc., 5.125% Sr. Sec. Nts., 2/15/25[2]	400,000	403,000

48        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Principal Amount	Value
Media (Continued)
VTR Finance BV, 6.875% Sr. Sec. Nts., 1/15/24[2]	$350,000	$ 372,750
Ziggo Secured Finance BV, 5.50% Sr. Sec. Nts., 1/15/27[2]	300,000	310,125
		3,601,145

Multiline Retail—0.4%
Dollar Tree, Inc., 5.75% Sr. Sec. Nts., 3/1/23	400,000	424,000

Consumer Staples—0.4%
Food Products—0.4%
Post Holdings, Inc., 5% Sr. Unsec. Nts., 8/15/26[2]	400,000	401,000

Energy—3.5%
Energy Equipment & Services—0.3%
Offshore Group Investment Ltd., 7.50% 1st Lien Nts., 11/1/19[3,4,7]	250,000	—
Vantage Drilling International, 10% Sec. Nts., 12/31/20	357,000	351,645
		351,645

Oil, Gas & Consumable Fuels—3.2%
Cenovus Energy, Inc., 6.75% Sr. Unsec. Nts., 11/15/39	400,000	433,539
Cheniere Corpus Christi Holdings LLC, 5.875% Sr. Sec. Nts., 3/31/25	300,000	323,625
Concho Resources, Inc., 5.50% Sr. Unsec. Unsub. Nts., 4/1/23	400,000	412,250
CONSOL Energy, Inc., 5.875% Sr. Unsec. Nts., 4/15/22	400,000	402,000
Continental Resources, Inc., 5% Sr. Unsec. Nts., 9/15/22	400,000	403,500
Gazprom OAO Via Gaz Capital SA, 9.25% Sr. Unsec. Nts., 4/23/19[2]	300,000	330,520
Lukoil International Finance BV, 4.563% Sr. Unsec. Unsub. Nts., 4/24/23[2]	450,000	467,604
Rio Oil Finance Trust, 9.25% Sr. Sec. Nts., 7/6/24[2]	236,567	247,212
Sabine Pass Liquefaction LLC, 5.625% Sr. Sec. Nts., 2/1/21	350,000	379,194
SandRidge Energy, Inc., 7.50% Sr. Unsec. Nts., 3/15/21[3,4,7]	500,000	50
		3,399,494

Financials—2.3%
Capital Markets—0.4%
Springleaf Finance Corp., 6.90% Sr. Unsec. Nts., 12/15/17	450,000	455,288

Commercial Banks—1.1%
Bancolombia SA, 5.125% Unsec. Sub. Nts., 9/11/22	400,000	422,000
HBOS plc, 6.75% Sub. Nts., 5/21/18[2]	400,000	413,365
Itau Unibanco Holding SA (Cayman Islands), 5.125% Sub. Nts., 5/13/23[2]	300,000	313,500
		1,148,865

Diversified Financial Services—0.0%
Samson Investment Co., 9.75% Sr. Unsec. Nts., 2/15/20[3,7]	350,000	18,375

Insurance—0.4%
HUB International Ltd., 7.875% Sr. Unsec. Nts., 10/1/21[2]	400,000	416,880

49        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Real Estate Investment Trusts (REITs)—0.4%
Crown Castle International Corp., 5.25% Sr. Unsec. Nts., 1/15/23	$400,000	$ 446,662

Health Care—1.5%
Health Care Equipment & Supplies—0.4%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.625% Sr. Unsec. Nts., 5/15/22[2]	400,000	394,000

Health Care Providers & Services—1.1%
Centene Corp., 5.625% Sr. Unsec. Nts., 2/15/21	400,000	417,000
DaVita, Inc.:
5.125% Sr. Unsec. Nts., 7/15/24	250,000	255,625
5.75% Sr. Unsec. Nts., 8/15/22	100,000	103,188
HCA, Inc., 6.50% Sr. Sec. Nts., 2/15/20	400,000	436,592
		1,212,405

Industrials—1.9%
Aerospace & Defense—0.8%
Arconic, Inc., 5.40% Sr. Unsec. Nts., 4/15/21	400,000	430,500
TransDigm, Inc., 6.50% Sr. Sub. Nts., 7/15/24	400,000	416,500
		847,000

Industrial Conglomerates—0.7%
Citgo Holding, Inc., 10.75% Sr. Sec. Nts., 2/15/20[2]	300,000	321,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6% Sr. Unsec. Nts., 8/1/20	400,000	412,750
		734,500

Professional Services—0.4%
Nielsen Finance LLC/Nielsen Finance Co., 5% Sr. Unsec. Nts., 4/15/22[2]	400,000	415,000

Trading Companies & Distributors—0.0%
United Rentals North America, Inc., 7.625% Sr. Unsec. Nts., 4/15/22	67,000	70,048

Information Technology—1.6%
Communications Equipment—0.4%
CommScope Technologies LLC, 6% Sr. Unsec. Nts., 6/15/25[2]	400,000	427,000

Software—0.8%
BMC Software Finance, Inc., 8.125% Sr. Unsec. Nts., 7/15/21[2]	400,000	415,000
Solera LLC/Solera Finance, Inc., 10.50% Sr. Unsec. Nts., 3/1/24[2]	400,000	457,500
		872,500

Technology Hardware, Storage & Peripherals—0.4%
Western Digital Corp., 10.50% Sr. Unsec. Nts., 4/1/24	400,000	475,500

50        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

		Principal Amount	Value
Materials—1.5%
Chemicals—0.4%
Momentive Performance Materials, Inc., 3.88% Sr. Sec. Nts., 10/24/21		$400,000	$ 402,000

Construction Materials—0.4%
Cemex Finance LLC, 6% Sr. Sec. Nts., 4/1/24[2]		350,000	371,455

Containers & Packaging—0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 5.75% Sr. Sec. Nts., 10/15/20		350,000	356,961

Metals & Mining—0.4%
FMG Resources August 2006 Pty Ltd., 9.75% Sr. Sec. Nts., 3/1/22[2]		400,000	454,000

Telecommunication Services—1.6%
Diversified Telecommunication Services—1.0%
Embarq Corp., 7.995% Sr. Unsec. Nts., 6/1/36		300,000	306,000
T-Mobile USA, Inc., 6.625% Sr. Unsec. Nts., 4/1/23		400,000	422,500
Zayo Group LLC/Zayo Capital, Inc., 6% Sr. Unsec. Nts., 4/1/23		400,000	425,380
			1,153,880

Wireless Telecommunication Services—0.6%
Digicel Group Ltd., 8.25% Sr. Unsec. Nts., 9/30/20[2]		400,000	386,000
Wind Acquisition Finance SA, 7.375% Sec. Nts., 4/23/21[2]		250,000	260,086
			646,086

Utilities—0.6%
Electric Utilities—0.5%
FirstEnergy Corp., 7.375% Sr. Unsec. Nts., 11/15/31		400,000	541,139
MMC Energy, Inc., 8.875% Sr. Unsec. Nts., 10/15/20[3,4,7]		250,000	—
			541,139

Independent Power and Renewable Electricity Producers—0.1%
Talen Energy Supply LLC, 4.625% Sr. Unsec. Nts., 7/15/19[2]		71,000	69,935
Total Non-Convertible Corporate Bonds and Notes (Cost $21,595,311)			22,515,818

Convertible Corporate Bond and Note—0.1%
CHC Group LLC/CHC Finance Ltd., 10.779% Cv. Sec. Nts., 10/1/20[12] (Cost $65,442)		89,718	138,614

Event-Linked Bonds—14.8%
Earthquake—4.8%
Acorn Re Ltd. Catastrophe Linked Nts., 4.656% [US0006M+340], 7/17/18[2,10]		250,000	254,687
Azzurro Re I Ltd. Catastrophe Linked Nts., 2.15% [EUR003M+215], 1/16/19[2,10]	EUR	450,000	537,537
Bosphorus Ltd. Catastrophe Linked Nts., 4.468% [US0006M+325], 8/17/18[2,10]		250,000	254,687

51        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Earthquake (Continued)
Buffalo Re Ltd. Catastrophe Linked Nts., 4.348% [US0006M+325], 4/7/20[2,10]	$250,000	$ 252,312
Golden State Re II Ltd. Catastrophe Linked Nts., 3.185% [T-BILL 3MO+220], 1/8/19[2,10]	500,000	500,375
Kizuna Re II Ltd. Catastrophe Linked Nts.:
3.238%, [T-BILL 3MO+225], 4/6/18[2,10]	440,000	442,970
3.488%, [T-BILL 3MO+250], 4/6/18[2,10]	250,000	251,837
Merna Re Ltd. Catastrophe Linked Nts.:
2.988%, [T-BILL 3MO+200], 4/9/18[2,10]	250,000	250,887
2.988%, [T-BILL 3MO+200], 4/8/20[10,11]	250,000	252,463
Nakama Re Ltd. Catastrophe Linked Nts.:
3.113%, [T-BILL 3MO+212.5], 1/16/19[2,10]	250,000	252,363
3.246%, [US0006M+220], 10/13/21[2,10]	250,000	255,188
3.488%, [T-BILL 3MO+250], 4/13/18[2,10]	250,000	251,638
3.863%, [T-BILL 3MO+287.5], 1/16/20[10,11]	250,000	257,463
Panda Re Ltd. Catastrophe Linked Nts., 4.05% [T-BILL 3MO+405], 7/9/18[10]	250,000	251,738
Torrey Pines Re Ltd. Catastrophe Linked Nts., 4.052% [US0006M+300], 6/9/20[2,10]	375,000	376,369
Ursa Re Ltd. Catastrophe Linked Nts., 3.50% [ZERO+350], 12/7/17[2,10]	500,000	501,175
		5,143,689

Longevity—0.2%
Vita Capital VI Ltd. Catastrophe Linked Nts., 3.647%, 1/8/21[2,13]	250,000	257,687

Multiple Event—6.5%
Atlas IX Capital DAC Catastrophe Linked Nts., 4.489% [US0003M+325], 1/17/19[2,10]	500,000	509,225
Caelus Re IV Ltd. Catastrophe Linked Nts., 6.478% [T-BILL 3MO+549], 3/6/20[2,10]	250,000	263,687
Caelus Re V Ltd. Catastrophe Linked Nts., 4.238% [T-BILL 3MO+325], 6/5/20[2,10]	250,000	253,687
Cranberry Re Ltd. Catastrophe Linked Nts., 4.89% [T-BILL 3MO+390], 7/6/18[2,10]	250,000	255,562
East Lane Re VI Ltd. Catastrophe Linked Nts., 3.636% [T-BILL 3MO+265], 3/14/18[2,10]	250,000	252,287
Eden Re II Ltd. Catastrophe Linked Nts., 0.00%, 3/22/21[2,12]	500,000	514,650
Fortius Re II Ltd. Catastrophe Linked Nts., 4.803%, 7/7/21[2,13]	250,000	253,538
Galilei Re Ltd. Catastrophe Linked Nts., 5.645% [US0006M+450], 1/8/21[2,10]	250,000	253,112
Kilimanjaro Re Ltd. Catastrophe Linked Nts.:
5.488%, [T-BILL 3MO+450], 4/30/18[2,10]	250,000	253,087
5.738%, [T-BILL 3MO+475], 4/30/18[2,10]	250,000	253,637
PennUnion Re Ltd. Catastrophe Linked Nts., 5.494% [T-BILL 3MO+450], 12/7/18[2,10]	250,000	253,737
Residential Reinsurance 2013 Ltd. Catastrophe Linked Nts., 6.24% [T-BILL 3MO+525], 12/6/17[2,10]	250,000	250,712

52        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

		Principal Amount	Value
Multiple Event (Continued)
Residential Reinsurance 2014 Ltd. Catastrophe Linked Nts., 4.55% [T-BILL 3MO+356], 6/6/18[2,10]		$500,000	$506,275
Residential Reinsurance 2016 Ltd. Catastrophe Linked Nts.:
4.24%, [T-BILL 3MO+325], 6/6/20[2,10]		500,000	504,575
4.92%, [T-BILL 3MO+393], 12/6/20[2,10]		250,000	249,363
Residential Reinsurance 2017 Ltd. Catastrophe Linked Nts., 3.99% [T-BILL 3MO+300], 6/6/21[2,10]		375,000	375,656
Riverfront Re Ltd. Catastrophe Linked Nts., 5.488% [T-BILL 3MO+450], 1/15/21[2,10]		250,000	253,413
Sanders Re Ltd. Catastrophe Linked Nts.:
3.95%, [T-BILL 3MO+296], 5/25/18[2,10]		250,000	252,088
4.126%, [US0006M+300], 12/6/21[2,10]		250,000	251,063
4.24%, [T-BILL 3MO+325], 5/25/18[2,10]		250,000	252,088
4.523%, [US0006M+325], 6/5/20[2,10]		250,000	252,613
Spectrum Capital Ltd. Catastrophe Linked Nts., 4.653% [US0006M+350], 6/8/21[2,10]		250,000	253,588
Tradewynd Re Ltd. Catastrophe Linked Nts., 5.40% [ZERO+540], 1/8/18[2,10]		250,000	251,438
			6,969,081

Other—2.3%
Benu Capital Ltd. Catastrophe Linked Nts.:
2.55%, [EUR003M+255], 1/8/20[2,10]	EUR	250,000	301,005
3.35%, [EUR003M+335], 1/8/20[10,11]	EUR	500,000	606,356
Horse Capital I DAC Catastrophe Linked Nts., 12% [EUR003M+1200], 6/15/20[2,10]	EUR	250,000	298,803
Vitality Re V Ltd. Catastrophe Linked Nts., 2.74% [T-BILL 3MO+175], 1/7/19[2,10]		500,000	502,475
Vitality Re VI Ltd. Catastrophe Linked Nts., 3.09% [T-BILL 3MO+210], 1/8/18[2,10]		250,000	251,387
Vitality Re VII Ltd. Catastrophe Linked Nts., 3.64% [T-BILL 3MO+265], 1/7/20[2,10]		250,000	255,388
Vitality Re VIII Ltd. Catastrophe Linked Nts., 2.99% [T-BILL 3MO+200], 1/8/21[2,10]		250,000	252,162
			2,467,576

Pandemic—0.1%
International Bank for Reconstruction and Development Catastrophe Linked Nts., 11.50%, 7/15/20[2,13]		125,000	125,363

Windstorm—0.9%
Alamo Re Ltd. Catastrophe Linked Nts., 5.385% [T-BILL 3MO+440], 6/7/19[2,10]		250,000	253,912
Citrus Re Ltd. Catastrophe Linked Nts., 7.50%, 2/25/19[2,13]		250,000	257,513
Gator Re Ltd. Catastrophe Linked Nts., 0.50% [T-BILL 3MO+50], 9/9/17[10,11]		87,500	219
Manatee Re Ltd. Catastrophe Linked Nts., 6.288% [T-BILL 3MO+530], 12/22/17[2,10]		250,000	251,512

53        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Windstorm (Continued)
Pelican IV Re Ltd. Catastrophe Linked Nts., 3.703% [US0006M+225], 5/5/20[2,10]	$250,000	$ 252,863
		1,016,019
Total Event-Linked Bonds (Cost $15,746,913)		15,979,415

Short-Term Note—5.3%
United States Treasury Bills, 0.875%, 9/7/17[12,14,15] (Cost $5,739,185)	5,740,000	5,739,152

	Shares
Investment Companies—0.7%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.97%[6,16]	715,551	715,551
Scottish Mortgage Investment Trust plc	8,743	48,929
Total Investment Companies (Cost $755,861)		764,480
Total Investments, at Value (Cost $100,044,624)	94.4%	102,098,398
Net Other Assets (Liabilities)	5.6	6,110,545
Net Assets	100.0%	$ 108,208,943

Footnotes to Consolidated Statement of Investments

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to 26,016,677 or 24.04% of the Fund’s net assets at period end.

3. Security received as the result of issuer reorganization.

4. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying

Consolidated Notes.

5. Security is a Master Limited Partnership.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares May 31, 2017	Gross Additions	Gross Reductions	Shares August 31, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	8,980,724	15,123,711	23,388,884	715,551

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$ 715,551	$ 7,896	$ —	$ —

7. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Consolidated Notes.

54        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Footnotes to Consolidated Statement of Investments (Continued)

8. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

These securities amount to $313,522 or 0.29% of the Fund’s net assets at period end.

9. Interest rate is less than 0.0005%.

10. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

11. Restricted security. The aggregate value of restricted securities at period end was $1,116,501, which represents 1.03% of the Fund’s net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
Benu Capital Ltd. Catastrophe Linked Nts., 3.35% [EUR003M+335], 1/8/20	4/21/15	$537,075	$606,356	$69,281
Gator Re Ltd. Catastrophe Linked Nts., 0.50% [T-BILL 3MO+50], 9/9/17	12/19/14	87,500	219	(87,281)
Merna Re Ltd. Catastrophe Linked Nts., 2.988% [T-BILL 3MO+200], 4/8/20	3/22/17	250,000	252,463	2,463
Nakama Re Ltd. Catastrophe Linked Nts., 3.863% [T-BILL 3MO+287.5], 1/16/20	10/9/15	250,572	257,463	6,891
		$1,125,147	$1,116,501	$(8,646)

12. Zero coupon bond reflects effective yield on the original acquisition date.

13. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

14. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $571,915. See Note 6 of the accompanying Consolidated Notes.

15. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $3,144,535. See Note 6 of the accompanying Consolidated Notes.

16. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$ 72,138,478	70.7%
France	5,877,615	5.8
United Kingdom	5,301,093	5.2
Bermuda	4,530,280	4.4
Cayman Islands	2,673,282	2.6
Japan	1,459,820	1.4
Canada	1,407,528	1.4
Supranational	1,016,925	1.0

55        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Geographic Holdings (Continued)	Value	Percent
Ireland	$ 858,287	0.8%
Russia	798,124	0.8
Brazil	560,712	0.5
Eurozone	537,537	0.5
Australia	502,086	0.5
Macau	460,800	0.5
Chile	432,319	0.4
Colombia	422,000	0.4
Netherlands	393,552	0.4
Jamaica	386,000	0.4
Mexico	371,455	0.4
Germany	354,138	0.3
Switzerland	287,072	0.3
Italy	260,086	0.3
Turkey	254,688	0.2
Barbados	204,809	0.2
Belgium	154,881	0.2
Luxembourg	150,644	0.1
Finland	112,476	0.1
South Africa	75,527	0.1
Jersey, Channel Islands	52,576	0.1
Puerto Rico	20,745	0.0
Thailand	11,380	0.0
Panama	9,140	0.0
Israel	8,229	0.0
Greece	7,816	0.0
Monaco	6,296	0.0
China	2	0.0
Total	$ 102,098,398	100.0%

Forward Currency Exchange Contracts as of August 31, 2017
Counter -party	Settlement Month(s)		Currency Purchased (000’s)	Currency Sold (000’s)		Unrealized Appreciation	Unrealized Depreciation
BOA	09/2017	CHF	535	USD	557	$1,589	$—
BOA	09/2017	TRY	5,790	USD	1,604	68,932	—
BOA	09/2017	USD	538	CAD	725	—	42,567
BOA	09/2017	USD	7,809	EUR	6,927	—	440,372
BOA	09/2017	USD	1,132	HUF	311,000	—	79,580
BOA	09/2017	USD	1,056	ZAR	14,100	—	26,949
BOA	09/2017	ZAR	28,340	USD	2,168	8,130	—
CITNA-B	09/2017	HUF	301,000	USD	1,110	62,135	—
CITNA-B	09/2017	JPY	61,000	USD	557	—	1,766
CITNA-B	09/2017	MXN	19,100	USD	1,076	—	9,020
CITNA-B	09/2017	USD	2,805	HKD	21,820	15,808	—
CITNA-B	09/2017	USD	1,058	TRY	3,890	—	66,357
CITNA-B	09/2017	USD	1,067	ZAR	14,250	—	27,116
DEU	09/2017	CHF	1,050	USD	1,086	9,473	—
DEU	09/2017	JPY	122,000	USD	1,099	10,952	—
DEU	09/2017	NZD	775	USD	558	—	2,124

56        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Forward Currency Exchange Contracts (Continued)
Counter -party	Settlement Month(s)		Currency Purchased (000’s)		Currency Sold (000’s)	Unrealized Appreciation	Unrealized Depreciation
DEU	09/2017	USD	1,115	JPY	122,000	$ 4,741	$—
GSCO-OT	10/2017	USD	1,098	BRL	3,480	—	2,408
HSBC	09/2017	GBP	435	USD	565	—	2,090
HSBC	09/2017	HKD	21,820	USD	2,796	—	7,329
HSBC	09/2017	HUF	158,000	USD	577	38,225	—
HSBC	09/2017	KRW	1,866,000	USD	1,659	2,115	1,495
HSBC	09/2017	MXN	10,200	USD	553	17,340	—
HSBC	09/2017	USD	7,481	GBP	5,773	23,583	9,561
HSBC	09/2017	USD	1,096	JPY	121,000	—	4,987
HSBC	09/2017	USD	1,110	MXN	19,800	3,401	—
HSBC	09/2017	ZAR	7,030	USD	536	4,246	—
JPM	09/2017	AUD	1,430	USD	1,087	49,366	—
JPM	09/2017	CAD	1,450	USD	1,097	64,313	—
JPM	09/2017	EUR	1,195	USD	1,353	69,737	—
JPM	09/2017	GBP	1,520	USD	1,971	—	5,027
JPM	09/2017	JPY	242,000	USD	2,199	7,078	4,292
JPM	09/2017	NOK	4,580	USD	540	50,676	—
JPM	09/2017	SEK	4,950	USD	571	52,142	—
JPM	09/2017	USD	1,102	CHF	1,065	—	8,892
JPM	09/2017	USD	1,085	GBP	840	—	1,379
JPM	09/2017	USD	1,080	JPY	123,000	—	39,153
JPM	09/2017	USD	2,187	KRW	2,486,000	—	23,894
JPM	09/2017	USD	1,101	NZD	1,520	9,440	—
TDB	09/2017 - 10/2017	BRL	3,560	USD	1,118	10,674	—
TDB	09/2017	USD	535	AUD	710	—	29,221
TDB	09/2017	USD	561	BRL	1,780	—	4,288

Total Unrealized Appreciation and Depreciation						$ 584,096	$839,867

Futures Contracts as of August 31, 2017
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation (Depreciation)
CAC 40 10 Index	PAR	Sell	9/15/17	93	EUR 5,741	$ 5,629,144	$ 112,230
Coffee*	NYB	Sell	12/18/17	11	USD 587	533,569	53,793
Copper*	CMX	Buy	12/27/17	7	USD 510	542,238	32,618
FTSE 100 Index	ICE	Sell	9/15/17	58	GBP 5,577	5,574,360	2,922
Gold (100 oz.)*	CMX	Buy	10/27/17	6	USD 771	791,100	19,908
Lean Hogs*	CME	Buy	10/13/17	21	USD 542	515,760	(25,899)
Live Cattle*	CME	Buy	10/31/17	12	USD 537	505,920	(30,733)
Low Sulfur GasOil*	ICE	Buy	9/12/17	11	USD 526	555,225	29,135
Natural Gas*	NYM	Sell	9/27/17	19	USD 576	577,600	(1,522)
Nickel*	LME	Buy	9/18/17	7	USD 429	493,563	64,364
Russell 2000 Mini Index	NYF	Sell	9/15/17	266	USD 18,912	18,678,520	233,863
S&P 500 E-Mini Index	CME	Buy	9/15/17	132	USD 16,263	16,302,000	39,282

57        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Futures Contracts (Continued)
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	CME	Sell	9/15/17	48	USD 5,850	$ 5,928,000	$ (78,142)
Silver*	CMX	Sell	12/27/17	6	USD 506	527,250	(20,777)
Sugar #11 World*	NYB	Sell	9/29/17	33	USD 541	532,224	8,508
United States Treasury Long Bonds	CBT	Buy	12/19/17	70	USD 10,889	10,926,563	37,615
United States Treasury Nts., 10 yr.	CBT	Sell	12/19/17	5	USD 634	634,922	(502)
United States Treasury Nts., 2 yr.	CBT	Sell	12/29/17	4	USD 865	865,250	(132)
United States Treasury Nts., 5 yr.	CBT	Sell	12/29/17	74	USD 8,760	8,769,000	(8,787)
Wheat*	CBT	Sell	12/14/17	22	USD 545	477,950	67,304
WTI Crude Oil*	NYM	Buy	9/20/17	15	USD 717	708,450	(8,586)

							$ 526,462

*All or a portion of the security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

Over-the-Counter Options Written at August 31, 2017
Description	Counter -party	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000’s)	Premiums Received	Value

EUR Currency Call	JPM	USD 1.183	9/7/17	EUR (1,525,000)	EUR 3,360	$ 10,406	$ (16,331)

EUR Currency Put	JPM	USD 1.183	9/7/17	EUR (1,525,000)	EUR 3,360	10,749	(5,986)

Total Over-the-Counter Options Written						$ 21,155	$ (22,317)

Centrally Cleared Credit Default Swaps at August 31, 2017
Reference Asset	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received/ (Paid)	Value	Unrealized Appreciation (Depreciation)
CDX.HY.27	Buy	5.000%	12/20/21	USD 17,791	$ 1,222,163	$ (1,531,064)	$ (308,901)
CDX.HY.27	Buy	5.000	12/20/21	USD 430	12,436	(36,975)	(24,539)
CDX.HY.27	Buy	5.000	12/20/21	USD 3,425	96,881	(294,779)	(197,898)

Total Centrally Cleared Credit Default Swaps					$ 1,331,480	$ (1,862,818)	$ (531,338)

Centrally Cleared Interest Rate Swaps at August 31, 2017
Counter- party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation (Depreciation)
BAC	Pay	Three-Month SEK STIBOR SIDE	0.597%	8/3/26	SEK 2,565	$ 10	$ (11,830)	$ (11,820)
BAC	Pay	Three-Month SEK STIBOR SIDE	1.418	11/12/25	SEK 800	—	5,070	5,070
BAC	Pay	Three-Month SEK STIBOR SIDE	1.501	12/9/25	SEK 750	—	5,400	5,400

58        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Centrally Cleared Interest Rate Swaps (Continued)
	Pay/Receive				Notional	Premiums		Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount	Received /		Appreciation
party	Rate	Rate	Rate	Date	(000’s)	(Paid)	Value	(Depreciation)
BAC	Pay	Three-Month SEK STIBOR SIDE	1.415%	9/18/25	SEK 625	$—	$4,262	$4,262
BAC	Pay	Three-Month SEK STIBOR SIDE	1.630	7/3/25	SEK 54,440	15,789	419,110	434,899
BAC	Pay	Six-Month GBP BBA LIBOR	1.196	3/1/27	GBP 6,165	—	(99,456)	(99,456)
BAC	Pay	Three-Month SEK STIBOR SIDE	1.365	8/10/25	SEK 1,225	—	5,790	5,790
BOA	Pay	Three-Month NZD BBR FRA	3.458	1/6/27	NZD 665	—	16,152	16,152
BOA	Pay	Three-Month NZD BBR FRA	3.353	12/8/26	NZD 9,695	—	184,165	184,165
BOA	Receive	Six-Month JPY BBA LIBOR	0.208	12/8/26	JPY 52,000	—	(572)	(572)
BOA	Pay	Three-Month NZD BBR FRA	3.390	5/4/27	NZD 540	—	13,431	13,431
CITNA-B	Receive	Six-Month JPY BBA LIBOR	0.251	1/6/27	JPY 64,000	—	(2,892)	(2,892)
GSCOI	Pay	Three-Month SEK STIBOR SIDE	1.118	1/9/27	SEK 650	—	912	912
JPM	Receive	Six-Month JPY BBA LIBOR	0.593	7/10/25 JPY 747,000		—	(243,483)	(243,483)
JPM	Pay	Three-Month SEK STIBOR SIDE	1.070	6/7/26	SEK 2,125	—	2,372	2,372
JPM	Pay	Three-Month SEK STIBOR SIDE	1.136	3/3/27	SEK 2,710	—	3,577	3,577
JPM	Receive	Six-Month JPY BBA LIBOR	0.461	12/9/25	JPY 11,000	—	(2,576)	(2,576)
JPM	Receive	Six-Month JPY BBA LIBOR	0.550	9/18/25	JPY 26,000	—	(8,115)	(8,115)

Total Centrally Cleared Interest Rate Swaps						$15,799	$291,317	$307,116

Over-the-Counter Total Return Swaps at August 31, 2017
		Pay/Receive			Notional		Unrealized
	Counter-	Total		Maturity	Amount		Appreciation/
Reference Asset	party	Return*	Floating Rate	Date	(000’s)	Value	Depreciation
JPCMOLNG Custom Basket[a]	JPM	Receive	One-Month USD BBA LIBOR plus 30 basis points	9/5/18	USD 4,076	$(14,248)	$(14,248)
JPCMOSHR Custom Basket[b]	JPM	Receive	One-Month USD BBA LIBOR minus 85 basis points	9/5/18	USD 4,046	105,429	105,429
OEX Index	GSCOI	Pay	One-Month USD BBA LIBOR minus 35 basis points	4/9/18	USD 5,562	12,275	12,275

Total Over-the-Counter Total Return Swaps						$103,456	$103,456

59        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Custom baskets of securities: The following are the components and weights of the underlying basket of securities
Description	Shares	Value	% of Basket
JPCMOLNG[a]:
Altria Group, Inc.	3,542	$224,563	2.67%
Andeavor	2,312	231,547	1.75
Anthem, Inc.	1,236	242,305	0.93
At&T, Inc.	5,901	221,051	4.45
Best Buy Co., Inc.	3,945	214,056	2.98
Boeing Co. (The)	950	227,677	0.72
CenterPoint Energy, Inc.	8,164	241,818	6.16
Corning, Inc.	7,898	227,146	5.97
Cummins, Inc.	1,371	218,510	1.03
Deere & Co.	1,794	207,978	1.35
Eastman Chemical Co.	2,767	238,515	2.09
eBay, Inc.	6,441	232,713	4.86
Electronic Arts, Inc.	1,971	239,477	1.49
General Motors Co.	6,397	233,746	4.84
Goldman Sachs Group, Inc.	1,021	228,439	0.77
HCA Healthcare, Inc.	2,865	225,361	2.16
Incyte Corp.	1,726	237,170	1.30
Kimberly-Clark Corp.	1,869	230,429	1.41
Kohl’s Corp.	5,566	221,415	4.20
Lincoln National Corp.	3,150	213,759	2.38
LyondellBasell Industies, Cl. A	2,555	231,457	1.93
Marathon Petroleum Corp.	4,111	215,622	3.10
McKesson Corp.	1,422	212,319	1.07
Mettler-Toledo International	401	242,641	0.30
Micron Technology, Inc.	8,184	261,642	6.18
Molson Coors Brewing Co., Cl. B	2,586	232,094	1.95
Morgan Stanley	4,907	223,269	3.70
Nextera Energy, Inc.	1,576	237,204	1.19
Paypal Holdings, Inc.	3,930	242,402	2.97
Prudential Financial, Inc.	2,032	207,427	1.53
PulteGroup, Inc.	9,424	243,328	7.12
Robert Half International, Inc.	5,086	230,396	3.84
Royal Caribbean Cruises Ltd.	2,035	253,276	1.54
Tiffany & Co.	2,409	220,183	1.82
Time Warner, Inc.	2,247	227,172	1.70
United Continental Holdings, Inc.	3,401	210,726	2.57
United Rentals, Inc.	1,935	228,446	1.46
Valero Energy Corp.	3,337	227,250	2.52

	132,464	$8,704,529	100.00%

60        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Custom baskets of securities: The following are the components and weights of the underlying basket of securities (Continued)
Description	Shares	Value	% of Basket
JPCMOSHR[b]:
Abbott Laboratories	4,680	$ 238,399	1.65%
Acuity Brands, Inc.	1,135	200,657	0.40
AES Corp.	20,584	227,247	7.26
American International Group	3,516	212,648	1.24
Bristol-Myers Squibb Co.	4,045	244,642	1.43
CenturyLink, Inc.	9,890	195,031	3.49
CH Robinson Worldwide, Inc.	3,509	247,841	1.24
Chesapeake Energy Corp.	46,399	168,892	16.38
Chipotle Mexican Grill, Inc.	670	212,196	0.24
Cincinnati Financial Corp.	3,022	232,210	1.07
Citrix Systems, Inc.	2,914	227,904	1.03
Conagra Brands, Inc.	6,721	218,164	2.37
Costco Wholesale Corp.	1,452	227,586	0.51
Coty, Inc., Cl. A	11,237	186,309	3.96
Dentsply Sirona, Inc.	3,710	209,875	1.31
Envision Healthcare Corp.	4,078	213,728	1.44
F5 Networks, Inc.	1,906	227,538	0.67
FirstEnergy Corp.	7,212	234,967	2.54
Flowserve Corp.	5,595	219,772	1.97
Ford Motor Co.	20,511	226,236	7.23
General Electric Co.	8,987	220,631	3.17
Hess Corp.	5,167	200,996	1.82
JM Smucker Co. (The)	1,887	197,682	0.67
Johnson Controls International plc	5,908	233,898	2.08
Moody’s Corp.	1,748	234,284	0.62
Mosaic Co. (The)	9,534	190,489	3.36
Nasdaq, Inc.	3,095	233,301	1.09
Newmont Mining Corp.	6,192	237,401	2.18
News Corp., Cl. B	15,655	214,474	5.52
Paychex, Inc.	3,978	226,865	1.40
Perrigo Co. plc	3,072	242,565	1.08
Qorvo, Inc.	3,357	245,800	1.18
Ralph Lauren Corp.	3,042	267,361	1.07
Range Resources Corp.	10,902	189,259	3.85
Salesforce.com, Inc.	2,535	242,067	0.89
Staples, Inc.	22,674	231,615	8.01
Stericycle, Inc.	2,985	214,592	1.05
Tractor Supply	4,100	243,991	1.45
TripAdvisor, Inc.	5,898	252,022	2.08

	283,502	$8,691,135	100.00%

61        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Volatility Swaps at August 31, 2017
							Unrealized
		Pay/Receive	Strike	Maturity	Notional		Appreciation/
Reference Asset	Counter-party	Volatility*	Price	Date	Amount	Value	Depreciation
AUD/JPY spot exchange rate	BOA	Pay	$ 7.700	9/11/17	AUD(7,000)	$ (3,895)	$ (3,895)
AUD/NZD spot exchange rate	GSCO-OT	Pay	7.775	10/3/17	AUD(7,000)	(3,673)	(3,673)
AUD/USD spot exchange rate	DEU	Pay	8.200	9/11/17	USD(5,500)	1,320	1,320
AUD/USD spot exchange rate	DEU	Pay	8.100	9/18/17	USD(5,500)	(1,265)	(1,265)
AUD/USD spot exchange rate	JPM	Pay	8.450	9/14/17	USD(5,500)	1,595	1,595
AUD/USD spot exchange rate	BOA	Pay	8.700	9/15/17	USD(5,500)	2,090	2,090
CHF/SEK spot exchange rate	DEU	Receive	10.500	9/5/17	CHF 5,300	(10,059)	(10,059)
CHF/SEK spot exchange rate	JPM	Receive	8.630	9/5/17	CHF 5,300	553	553
CHF/SEK spot exchange rate	BOA	Receive	8.250	9/5/17	CHF 5,300	2,211	2,211
EUR/AUD spot exchange rate	GSCO-OT	Pay	8.150	9/18/17	EUR(4,700)	2,126	2,126
EUR/CHF spot exchange rate	DEU	Pay	7.300	10/5/17	EUR(4,600)	(2,848)	(2,848)
EUR/JPY spot exchange rate	DEU	Pay	8.350	9/11/17	EUR(4,700)	15,107	15,107
EUR/NOK spot exchange rate	CITNA-B	Pay	6.200	9/29/17	EUR(4,700)	2,854	2,854
EUR/NOK spot exchange rate	JPM	Pay	6.000	9/8/17	EUR(4,700)	8,281	8,281
EUR/NOK spot exchange rate	BOA	Pay	6.100	9/25/17	EUR(4,700)	1,287	1,287
GBP/AUD spot exchange rate	CITNA-B	Pay	7.850	9/29/17	GBP(4,300)	1,279	1,279
GBP/AUD spot exchange rate	BOA	Pay	7.300	9/29/17	GBP(4,300)	(3,114)	(3,114)
GBP/AUD spot exchange rate	GSCO-OT	Pay	7.350	9/29/17	GBP(4,200)	(3,693)	(3,693)
GBP/JPY spot exchange rate	CITNA-B	Pay	9.550	9/5/17	GBP(4,200)	3,367	3,367
USD/CHF spot exchange rate	BOA	Receive	7.800	9/21/17	USD 5,500	2,640	2,640
USD/NOK spot exchange rate	JPM	Pay	8.800	9/7/17	USD(5,500)	6,050	6,050
USD/NOK spot exchange rate	GSCO-OT	Pay	8.725	9/25/17	USD(5,500)	(3,300)	(3,300)
USD/SEK spot exchange rate	JPM	Pay	8.550	9/22/17	USD(5,500)	(2,530)	(2,530)

Total Over-the-Counter Volatility Swaps						$ 16,383	$ 16,383

62        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

* Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the strike price. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the strike price multiplied by the notional amount if the realized volatility exceeds the strike price; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the strike price multiplied by the notional amount if the realized volatility is less than the strike price. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the strike price multiplied by the notional amount if the realized volatility exceeds the strike price; the Fund will receive a net payment of the absolute value of the difference of the realized and the strike price multiplied by the notional amount if the realized volatility is less than the strike price.

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
TDB	Toronto Dominion Bank

Currency abbreviations indicate amounts reporting in currencies
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	New Turkish Lira
ZAR	South African Rand

Definitions
BBA LIBOR	British Bankers’ Association London - Interbank Offered Rate
BBR FRA	Bank Bill Forward Rate Agreement
CAC	French Options Market
CDX.HY.27	Markit CDX High Yield Index
EUR003M	EURIBOR 3 Month ACT/360
EURIBOR	Euro Interbank Offered Rate
FTSE 100	United Kingdom 100 most highly capitalized companies on the London Stock Exchange
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
JPCMOLNG	Custom Basket of Securities

63        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Definitions (Continued)
JPCMOSHR	Custom Basket of Securities
OEX	S&P 100 Index
S&P	Standard & Poor’s
STIBOR SIDE	Stockholm Interbank Offered Rate
T-BILL 3MO	US Treasury Bill 3 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month
ZERO	ZERO Constant Index

Exchange Abbreviations
CBT	Chicago Board of Trade
CME	Chicago Mercantile Exchanges
CMX	Commodity Exchange, Inc.
ICE	Intercontinental Exchange
LME	London Metal Exchange
NYB	New York Board of Trade
NYF	New York Futures Exchange
NYM	New York Mercantile Exchange
PAR	Paris Stock Exchange

64        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS August 31, 2017 Unaudited

1. Organization

Oppenheimer Global Multi Strategies Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Global Multi Strategies Fund (Cayman) Ltd., which is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals (“Gold ETFs”). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

At period end, the Fund owned 2,250 shares with net assets of $1,305,947 in the Subsidiary.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review,

65        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Event-linked bonds, are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include reported trade data and broker-dealer price quotations.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.

66        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

3. Securities Valuation (Continued)

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

67        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$4,148,068	$1,751,233	$58	$ 5,899,359
Consumer Staples	2,364,485	1,340,021	—	3,704,506
Energy	1,810,896	676,039	—	2,486,935
Financials	10,026,528	2,217,745	—	12,244,273
Health Care	7,782,590	587,858	14,245	8,384,693
Industrials	5,126,977	1,332,408	—	6,459,385
Information Technology	7,761,890	526,691	—	8,288,581
Materials	1,686,001	1,357,609	—	3,043,610
Telecommunication Services	957,433	519,447	—	1,476,880
Utilities	3,308,517	877,580	—	4,186,097
Preferred Stock	—	—	468,842	468,842
Rights, Warrants and Certificates	911	3,325	—	4,236
Mortgage-Backed Obligations	—	313,522	—	313,522
Non-Convertible Corporate Bonds and Notes	—	22,515,768	50	22,515,818
Convertible Corporate Bond and Note	—	138,614	—	138,614
Event-Linked Bonds	—	15,979,415	—	15,979,415
Short-Term Note	—	5,739,152	—	5,739,152
Investment Companies	715,551	48,929	—	764,480

Total Investments, at Value	45,689,847	55,925,356	483,195	102,098,398
Other Financial Instruments:
Swaps, at value	—	168,464	—	168,464
Centrally cleared swaps, at value	—	660,241	—	660,241
Futures contracts	701,542	—	—	701,542
Forward currency exchange contracts	—	584,096	—	584,096

Total Assets	$46,391,389	$57,338,157	$483,195	$ 104,212,741

68        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$(48,625)	$—	$(48,625)
Centrally cleared swaps, at value	—	(2,231,742)	—	(2,231,742)
Futures contracts	(175,080)	—	—	(175,080)
Options written, at value	—	(22,317)	—	(22,317)
Forward currency exchange contracts	—	(839,867)	—	(839,867)

Total Liabilities	$(175,080)	$(3,142,551)	$—	$(3,317,631)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the

69        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Consolidated Statement of

70        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

4. Investments and Risks (Continued)

Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Consolidated Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$ 15,600
Market Value	$ 18,425
Market Value as % of Net Assets	0.02%

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors: Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

71        OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by

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6. Use of Derivatives (Continued)

the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation) is reported in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as a receivable (or payable) and in the Consolidated Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund may enter into forward foreign currency exchange contracts in order to decrease exposure to foreign exchange rate risk associated with either specific transactions or portfolio instruments or to increase exposure to foreign exchange rate risk.

During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $23,282,600 and $32,884,726, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value

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STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Consolidated Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $29,314,774 and $58,351,752 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports.

Foreign Currency Options. The Fund may purchase or write call and put options on

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6. Use of Derivatives (Continued)

currencies to increase or decrease exposure to foreign exchange rate risk. A purchased call, or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put, or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated Statement of Investments.

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

During the reporting period, the Fund had an ending monthly average market value of $4,083 and $1,497 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement

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STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset.

Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund may purchase or sell credit protection through credit default swaps to increase

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6. Use of Derivatives (Continued)

or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

The Fund has purchased credit protection through credit default swaps to take an outright negative investment perspective on the credit risk of an individual issuer or basket or index of issuers as opposed to decreasing its credit risk exposure related to debt securities of such issuer(s) held by the Fund.

For the reporting period, the Fund had ending monthly average notional amounts of $21,995,325 on credit default swaps to buy protection.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

The Fund may enter into interest rate swaps in which it pays the fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Typically, if relative interest rates rise, floating payments under a swap agreement will be greater than the fixed payments.

For the reporting period, the Fund had ending monthly average notional amounts of $16,576,625 and $ 16,793,595 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.

For the reporting period, the Fund had ending monthly average notional amounts of $19,426,334 and $12,065,018 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow

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NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment.

Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

The Fund may enter into volatility/variance swaps to increase or decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the Fund to either pay the measured volatility, or price variance or the fixed rate payment then receive a fixed rate payment or the measured volatility or price variance. If the measured volatility of the related reference investment increases over the period, the measured volatility payment will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the fixed rate swap payment will appreciate in value.

For the reporting period, the Fund had ending monthly average notional amounts of $67,909 and $29,606 on volatility swaps which pay measured volatility/variance and volatility swaps which receive measured volatility/variance, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically

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6. Use of Derivatives (Continued)

give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

At period end, the Fund has required certain counterparties to post collateral of $125,448.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction.

Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The

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STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

7. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$100,169,477
Federal tax cost of other investments	(19,279,347)

Total federal tax cost	$80,890,130

Gross unrealized appreciation	$8,005,742
Gross unrealized depreciation	(6,109,628)

Net unrealized appreciation	$1,896,114

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Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Multi Strategies Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/13/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	10/13/2017